AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 28, 2022

1933 Act File No. 333-257356

1940 Act File No. 811-23710

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 7	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 9	☒
(Check appropriate box or boxes)

MILLIMAN VARIABLE INSURANCE TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

(Address of Principal Executive Offices) (Zip Code)

(312) 726-0677

(Registrant’s Telephone Number, including Area Code)

Ehsan Sheikh

71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

(Name and Address of Agent for Service of Process)

With Copies to:
Alan P. Goldberg	Joel D. Corriero
Stradley Ronon Stevens & Young, LLP	Stradley Ronon Stevens & Young, LLP
191 N. Wacker Drive, Suite 1601	2005 Market Street, Suite 2600
Chicago, IL 60606	Philadelphia, PA 19103

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Milliman Variable Insurance Trust

Prospectus

[___], 2022

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (II)

This Prospectus relates only to the series of Milliman Variable Insurance Trust (the “Trust”) that are listed above (each, a “Fund,” and, collectively, the “Funds”). Each Fund currently offers only Class 3 shares, and only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. You cannot purchase Fund shares (“Shares”) directly. Please contact your insurance company or other financial intermediary regarding how to invest in Shares of a Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Important Information About the Funds

please read before making an investment

▪	The Funds have characteristics unlike traditional investment products and will not be suitable for all investors. Carefully read this Prospectus before determining whether any Fund may be a suitable investment.

▪	A Fund is not operational and cannot be purchased by an investor until approximately the tenth day of the month indicated in the name of the Fund.

▪	Each Fund seeks to provide exposure to the S&P 500 Index, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, while providing a combination of two of the below “Options Strategies,” which are designed to produce certain pre-determined outcomes (the “Outcomes”), over a six-year period (each, an “Outcome Period”), as specified in each Fund’s name. There is no guarantee that a Fund will be successful in its attempt to achieve its investment objective and/or Outcomes. There also is no guarantee that a particular Options Strategy will be successful. An investor may lose some or all of their investment in a Fund.

Options Strategies	Description
1. Buffer Strategy	Designed to provide a cushion against a specified percentage of losses in the Fund’s S&P 500 Index exposure (the “Buffer”) if the S&P 500 Index experiences losses during the Outcome Period.
2. Par Up Strategy	Designed to provide participation in the gains of the S&P 500 Index at a declared participation rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during the Outcome Period.
3. Par Down Strategy	Designed to limit losses in the Fund’s S&P 500 Index exposure at a declared participation rate (the “Par Down Rate”) if the S&P 500 Index experiences losses during the Outcome Period.

▪	Each Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio comprised of fixed income securities, including money market funds and other interest-bearing instruments, cash, exchange-traded funds (“ETFs”) that primarily invest in any of the foregoing instruments, and options on ETFs and options box spreads (the “Collateral Portfolio”). An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. While the Funds will primarily transact in FLEX Options, each Fund may utilize over-the-counter (“OTC”) options if no FLEX Options are available or appropriate for use in that Fund. The Collateral Portfolio is designed primarily to serve as margin or collateral for a Fund’s options positions and secondarily to enhance the Fund’s upside S&P 500 Index options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional options contracts). FLEX Options are exchange-traded options contracts with uniquely customizable terms, that reference (i.e., derive their value from) either the S&P 500 Index or an ETF, including an ETF that seeks to track the performance of the S&P 500 Index, and are guaranteed for settlement by the Options Clearing Corporation (“OCC”). OTC options are traded and privately negotiated in the OTC market, and which also reference either the S&P 500 Index or an ETF, as well as being subject to counterparty risk of the writer of the options contract. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, a Fund’s Buffer or the Par Down Rate, as applicable, on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause a Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer or Par Down Rate, as applicable, an investor could lose their entire investment. Any stated Buffer or Par Down Rate is not operative against losses in the Collateral Portfolio.

▪

Under normal circumstances (i.e., where a Fund’s investment adviser already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), a Fund will not use defensive strategies or attempt to reduce its exposure to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, a Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

▪	On the last business day of any stated Outcome Period, all of a Fund’s existing options contracts will expire and the Fund’s investment adviser will transact in a new set of options contracts on the same business day, which will commence a new Outcome Period. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

▪	Each Fund’s website will provide information about the definitive Par Up Rate as applicable to that Fund as of a specific time. This website will also provide information relating to the Outcomes of each Fund on a daily basis, including the Fund’s position relative to the Par Up Rate. Investors considering purchasing Shares should visit the applicable Fund’s website before making an investment in that Fund.

▪	Each Fund’s investment strategy is designed to deliver returns that provide exposure to the S&P 500 Index if Shares are bought on the day on which the Fund enters into the options contracts and held until those options contracts expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the options contracts were entered into or redeems Shares prior to the expiration of the options contracts, the returns realized by the investor will not match those that the Fund seeks to achieve. Investors considering purchasing Shares after an Outcome Period has begun or redeeming Shares prior to the end of the Outcome Period should visit the applicable Fund’s website prior to making such a decision to fully understand their potential investment outcomes in that Fund at that time.

Investor Suitability

An investment in Shares may be suitable for you only if all of the following apply to you:

▪	Each Fund seeks to achieve specified Outcomes, but there is no guarantee that the Outcomes for an Outcome Period will be achieved. You fully understand the risks inherent in an investment in a Fund, including that you may lose some or all of your investment.

▪	The Outcomes described in this prospectus are specifically designed to apply only if you hold Shares on the first day of the Outcome Period and continue to hold them on the last day of the Outcome Period. You therefore desire to invest in a product with a return that depends upon the performance of the S&P 500 Index over a full Outcome Period.

▪	You are willing to hold Shares for the duration of the Outcome Period or, if you choose to purchase or redeem Shares during the Outcome Period, you understand the associated risks, including that you may receive a very different return based on the Fund’s value at the time of your purchase or redemption. Investors purchasing Shares of a Fund after the Outcome Period begins can access the Funds’ website at www.millimanfunds.com for additional information regarding possible Outcomes depending upon projected index performance.

▪	At the end of any particular Outcome Period, the relevant Fund will reset for a new Outcome Period tied to the S&P 500 Index and with the same downside protection rate (whether a Buffer Strategy or Par Down Strategy), but the Par Up Rate may change based on (i) evaluation by Milliman Financial Risk Management LLC, the Funds’ investment adviser (“Milliman”), of prevailing market conditions on the first day of the Outcome Period, and (ii) the total number of long call options contracts on the S&P 500 Index or corresponding ETF(s) that Milliman is able to purchase at that time (the number of which will depend, in part, upon the expected income from the Collateral Portfolio).

▪	You can tolerate fluctuations in the value of the net asset value of the Shares prior to the end of the Outcome Period that may be similar to, or exceed, the downside fluctuations in the value of the S&P 500 Index.

▪	You understand and accept the risks associated with the Collateral Portfolio, including that it may (a) cause a Fund not to achieve its investment objective and/or Outcomes or (b) otherwise negatively impact the Fund’s Options Strategies.

▪	You understand that the performance of the Collateral Portfolio could cause a Fund to significantly underperform the S&P 500 Index.

▪	Investors investing in Funds utilizing the Buffer Strategy only: You are willing to be exposed to the downside performance of the S&P 500 Index beyond the stated Buffer at a rate of 1% for each 1% decrease in value of the S&P 500 Index.

▪	Investors investing in Funds utilizing the Par Down Strategy only: You understand and accept that you may experience losses in excess of the Par Down Rate in a Fund’s S&P 500 Index exposure for the applicable Outcome Period at the time of your investment.

▪	Investors investing in Funds utilizing the Par Up Strategy only: You understand and accept that your potential return is limited by the Par Up Rate in effect for the applicable Outcome Period at the time of your investment.

▪	You understand that a Fund’s investment strategy is not expected to provide dividends to you.

▪	You understand and accept the risks associated with the Funds’ investments in underlying investment companies (i.e., ETFs and money market funds).

▪	You are willing to assume counterparty risk with the relevant counterparty to a Fund’s options positions.

▪	You have visited the relevant Fund’s website and understand the Outcomes available to you based upon the Fund you selected at the time of your purchase.

Table of Contents

Page

Fund Summaries	1

v

Fund Summary: Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II)

Investment Objective

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 20% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	[_]%
Distribution and Service (12b-1) Fees	[_]%
Other Expenses(1)	[_]%
Acquired Fund Fees and Expenses(1)	[_]%
Total Annual Fund Operating Expenses	[_]%
Fee Waiver and/or Expense Reimbursement(2)(3)	[_]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[_]%

(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to [_]% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least [___], 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.

(3)	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least [___], 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

	1 Year	3 Years
Class 3	$[_]	$[_]

This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund will generally invest up to 80% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of January 2023. Following the initial Outcome Period, each subsequent Outcome Period will be a six-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 20% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 20% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

2

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, and (ii) yield expected to be received from the Collateral Portfolio.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Par Up Rate will be between the below range. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate.

Share Class	Estimated Par Up Rate Range* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Buffer is only operative against the first 20% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 20% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The Buffer is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	20%	14.23%

The definitive Par Up Rate and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. The Fund also incurs fees and expenses when transacting in options contracts. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

3

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index and the Collateral Portfolio over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

4

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(80)%	(30)%	0%[2]	0%[2]	0%[2]	0%	6%[3]	12%[3]	18%[3]	24%[3]	60%[3]	120%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Par Up Rate of 120%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 20% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 20%, an investor purchasing Shares at that time will be able to participate in any gains thereafter, but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 20% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 20% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

5

Fund Rebalance. Milliman implements the Fund’s strategy every six years, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer and the Par Up Rate, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The Buffer is only operative against the first 20% of losses in the Fund's S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 20% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund's S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund. Additional information regarding possible Outcomes for the Fund depending upon projected index performance is available online at www.millimanfunds.com.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

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FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Options Pricing Risk. The Fund transacts in FLEX Options that have an exercise date six years after the initial transaction date. Because, at times, there might not be market activity for these options, the ability of the Fund to value them becomes more difficult and the judgment of Milliman (employing the fair value procedures adopted by the Board) may play a greater role in their valuation due to this reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, including through the use of model-based pricing, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

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Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

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Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Performance

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”) serves as investment adviser to the Fund.

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Portfolio Managers

The following persons serve as portfolio managers of the Fund.

▪	Robert T. Cummings, Principal & Head of Portfolio Management at Milliman.

▪	Maria Schiopu, Principal & Head of Portfolio Management at Milliman.

▪	Jeff Greco, Principal & Head of Strategy Research at Milliman.

▪	Jordan Rosenfeld, Portfolio Manager at Milliman.

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in 2022.

Purchase and Sale of Shares

Shares are available as underlying investment options for variable annuity contracts and variable life insurance policies (each, a “variable contract,” and, collectively, the “variable contracts”) issued by insurance companies. These insurance companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contracts. The insurance companies then cause the separate accounts to purchase and redeem Shares according to the investment options you choose.

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because Shares must be purchased through separate accounts used to fund variable contracts, such dividends and distributions will be exempt from current taxation by owners of variable contracts (each, a “contract owner,” and, collectively “contract owners”) if left to accumulate within a separate account. Consult the variable contract prospectus for additional tax information.

Payments to Insurance Companies and Other Financial Intermediaries

If you allocate contract value to the Fund through an insurance company or other financial intermediary, the Fund, Milliman, the Fund’s distributor or their related companies may pay the insurance company and/or its affiliates or other intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend an indirect investment in the Fund over another investment. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

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Fund Summary: Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (II)

Investment Objective

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	[_]%
Distribution and Service (12b-1) Fees	[_]%
Other Expenses(1)	[_]%
Acquired Fund Fees and Expenses(1)	[_]%
Total Annual Fund Operating Expenses	[_]%
Fee Waiver and/or Expense Reimbursement(2)(3)	[_]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[_]%

(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to [_]% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least [___], 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.

(3)	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least [___], 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

	1 Year	3 Years
Class 3	$[_]	$[_]

This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund will generally invest up to 80% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of January 2023. Following the initial Outcome Period, each subsequent Outcome Period will be a six-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to limit losses to 50% of the losses experienced by the S&P 500 Index for the Outcome Period (the “Par Down Rate”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses that correlate to those of the S&P 500 Index at the Par Down Rate.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Par Down Rate by writing put FLEX Options on the S&P 500 Index or a corresponding ETF to achieve exposure equivalent to approximately 50% of the Fund’s net assets, with a strike price of such options that is equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

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Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Par Down Rate, and (ii) yield expected to be received from the Collateral Portfolio.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Par Up Rate will be between the below range. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate.

Share Class	Estimated Par Up Rate Range* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Par Down Rate is the rate at which the Fund will seek to track any downside market performance of the S&P 500 Index. The Par Down Rate is designed to limit losses in the Fund’s S&P 500 Index exposure to 50% for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The Par Down Rate is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Par Down Rate:

Share Class	Par Down Rate*
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The definitive Par Up Rate and Par Down Rate will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Par Down Rate. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. The Fund also incurs fees and expenses when transacting in options contracts. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV will not decrease at the same rate as the S&P 500 Index (especially when factoring in the Par Down Rate and the performance of the Collateral Portfolio) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Par Down Rate on the Fund’s NAV, because the Par Down Rate may not be in full effect prior to the end of the Outcome Period.

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The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index and the Collateral Portfolio over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Par Down Rate, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

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Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(50)%[2]	(25)%[2]	(10)%[2]	(5)%[2]	(2.5)%[2]	0%	6%[3]	12%[3]	18%[3]	24%[3]	60%[3]	120%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio.

2	Reflects the impact of the Par Down Rate.

3	Reflects the impact of an assumed Par Up Rate of 120%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Par Down Rate. The Par Down Rate is intended to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses the S&P 500 Index experiences for the Outcome Period. While the Fund seeks to provide returns that are limited to 50% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Par Down Rate is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy every six years, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Par Up Rate and the Par Down Rate, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

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Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Par Down Rate Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses experienced by the S&P 500 Index over the Outcome Period. The success of the Par Down Rate also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Par Down Rate, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Par Down Rate that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund. Additional information regarding possible Outcomes for the Fund depending upon projected index performance is available online at www.millimanfunds.com.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

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Options Pricing Risk. The Fund transacts in FLEX Options that have an exercise date six years after the initial transaction date. Because, at times, there might not be market activity for these options, the ability of the Fund to value them becomes more difficult and the judgment of Milliman (employing the fair value procedures adopted by the Board) may play a greater role in their valuation due to this reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, including through the use of model-based pricing, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

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Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

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Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Performance

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”) serves as investment adviser to the Fund.

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

▪	Robert T. Cummings, Principal & Head of Portfolio Management at Milliman.

▪	Maria Schiopu, Principal & Head of Portfolio Management at Milliman.

▪	Jeff Greco, Principal & Head of Strategy Research at Milliman.

▪	Jordan Rosenfeld, Portfolio Manager at Milliman.

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Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in 2022.

Purchase and Sale of Shares

Shares are available as underlying investment options for variable annuity contracts and variable life insurance policies (each, a “variable contract,” and, collectively, the “variable contracts”) issued by insurance companies. These insurance companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contracts. The insurance companies then cause the separate accounts to purchase and redeem Shares according to the investment options you choose.

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because Shares must be purchased through separate accounts used to fund variable contracts, such dividends and distributions will be exempt from current taxation by owners of variable contracts (each, a “contract owner,” and, collectively “contract owners”) if left to accumulate within a separate account. Consult the variable contract prospectus for additional tax information.

Payments to Insurance Companies and Other Financial Intermediaries

If you allocate contract value to the Fund through an insurance company or other financial intermediary, the Fund, Milliman, the Fund’s distributor or their related companies may pay the insurance company and/or its affiliates or other intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend an indirect investment in the Fund over another investment. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

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Additional Information About the Funds and the Risks of Investing

Additional Information About the Funds’ Investment Objectives

Each Fund seeks to provide exposure to the S&P 500 Index, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, while providing a combination of two of the following “Options Strategies,” which are designed to produce certain pre-determined outcomes (the “Outcomes”), over a six-year period (each, an “Outcome Period”), as specified in each Fund’s name:

Options Strategies	Description
1. Buffer Strategy	Designed to provide a cushion against a specified percentage of losses in the Fund’s S&P 500 Index exposure (the “Buffer”) if the S&P 500 Index experiences losses during the Outcome Period.
2. Par Up Strategy	Designed to provide participation in the gains of the S&P 500 Index at a declared participation rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during the Outcome Period.
3. Par Down Strategy	Designed to limit losses in the Fund’s S&P 500 Index exposure at a declared participation rate (the “Par Down Rate”) if the S&P 500 Index experiences losses during the Outcome Period.

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The specific Options Strategies utilized by the Funds are as follows:

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy FLEX Options Strategies 1 and 2 Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy FLEX Options Strategies 2 and 3 Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (II)

Each Fund’s investment objective may be changed without shareholder approval by the Board of Trustees of the Trust (the “Board”) upon 60 days’ notice to shareholders. There is no guarantee that a Fund will be successful in its attempt to achieve its investment objective and/or Outcomes. There also is no guarantee that a particular Options Strategy will be successful. An investor may lose some or all of their investment in a Fund.

During temporary defensive periods, which may include periods during which options trading is not possible or practical for a Fund, the period during which investor assets are first being invested in a Fund, or during a Fund rebalance (i.e., the period during which the Fund is transitioning its Outcome Period), a Fund may deviate from its investment objective and strategies. During such periods, a Fund may invest up to 100% of its assets in the Collateral Portfolio and may not achieve its investment objective.

Additional Information About the Reference Indices

The following provides additional information about the S&P 500 Index, which is utilized as a reference asset (either directly or indirectly through ETFs) for the options contracts in all of the Options Strategies:

▪	The S&P 500 Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the 500 leading companies in leading industries. The S&P 500 Index is rebalanced quarterly in March, June, September and December.

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Additional Information About Options

Each Fund seeks to achieve its Outcomes by purchasing and writing (selling) FLEX Options to create layers within its portfolio. There is no guarantee that a Fund will be successful in its attempt to achieve its Outcomes. While the Funds will primarily transact in FLEX Options, each Fund may utilize OTC options if no FLEX Options are available or appropriate for use in that Fund. FLEX Options are options contracts that trade on an exchange, but provide an investor with the ability to customize key contract terms like strike price, style and expiration date, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. OTC options are traded and privately negotiated in the OTC market and are subject to counterparty risk of the writer of the options contract. Many counterparties to OTC options are financial institutions, such as banks and broker-dealers, and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally.

The options contracts in which Milliman transacts on behalf of the Funds are all European style options (i.e., options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange. The reference assets for each Fund’s options position will be the S&P 500 Index, as described above, or an ETF, including an ETF that seeks to track the performance of the S&P 500 Index.

Additional Information About Other Fund Holdings

The collateral component of the each Fund’s portfolio (the “Collateral Portfolio”) may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, ABS, securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, and options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Collateral Portfolio is designed primarily to serve as margin or collateral for the Fund’s options positions and secondarily to enhance the Fund’s upside S&P 500 Index options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional options contracts).

Each Fund will generally invest up to 80% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds. Investment grade corporate bonds generally include: (i) bonds rated BBB- or higher by S&P Global Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), (ii) comparably rated short term bonds, or (iii) unrated bonds determined by an underlying ETF’s investment adviser to be of comparable quality, each at the time of purchase.

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Additional Information About the Risks of Investing in the Funds

You could lose money by investing in the Funds. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that a Fund’s investment objectives and/or the Outcomes will be achieved.

Options Strategies Risks. The Options Strategies implemented by the Funds are subject to the following risks:

▪	Buffer Strategy Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the options contracts on behalf of the Fund, or redeems Shares prior to the expiration of those options contracts, the Buffer that the Fund seeks to provide may not be available or fully applicable.

▪	Par Down Strategy Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses experienced by the S&P 500 Index over the Outcome Period. The success of the Par Down Rate also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Par Down Rate, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the options contracts on behalf of the Fund, or redeems Shares prior to the expiration of those options contracts, the Par Down Rate that the Fund seeks to provide may not be available or fully applicable.

▪	Par Up Strategy Risk. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the options contracts on behalf of the Fund and held until those options contracts expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the options contracts on behalf of the Fund, or redeems Shares prior to the expiration of those options contracts, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

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▪	Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call options contracts on the S&P 500 Index or corresponding ETFs that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any such change could be significant, and it is unlikely to remain the same for consecutive Outcome Periods.

▪	Outcome Period Risk. Each Fund’s investment strategy is designed to deliver returns that provide exposure to the S&P 500 Index if Shares are bought on the day on which the Fund enters into the options contracts and held until those options contracts expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the options contracts were entered into or redeems Shares prior to the expiration of the options contracts, the returns realized by the investor will not match those that the Fund seeks to achieve. Under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), a Fund will not use defensive strategies or attempt to reduce its exposure to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, a Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions. In addition, a Fund’s options positions can only expire and settle on days when the Cboe Options Exchange is open. As a result, each Fund’s Outcome Period may be more or less than six years, depending upon the first and last business day within an Outcome Period. Additional information regarding possible Outcomes for the Fund depending upon projected index performance is available online at www.millimanfunds.com.

FLEX Options Risk. Each Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. A Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, a Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other derivatives, such as non-customized options. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of a Fund’s FLEX Options and therefore the NAV of the Fund. FLEX Options are also subject to valuation and leverage risks, as discussed below.

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OTC Options Risk. When a Fund transacts in an OTC option, that Fund is exposed to default by the writer of the OTC option, who may be unwilling or unable to perform its contractual obligations to the Fund, which could also result in significant losses to the Fund. Because OTC options are not guaranteed for settlement by the OCC, they are generally considered to have greater counterparty risk than FLEX Options. In addition, as is the case with FLEX Options, in less liquid markets, terminating an OTC option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. A less liquid trading market may adversely impact the value of a Fund’s OTC options and therefore the NAV of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, a Fund transacting in OTC options may be required to treat some or all of its OTC options as illiquid securities. Although Milliman will generally enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions, there is no assurance that Milliman will be able to close out an OTC option position for a Fund at a favorable price prior to exercise or expiration of the option. OTC options are also subject to valuation and leverage risks, as discussed below.

Options Value Correlation Risk. The options contracts held by a Fund generally will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the options contracts will be determined based upon market quotations or using other recognized pricing methods, consistent with the Trust’s valuation policy. The value of the options contracts prior to the expiration date will be affected by changes in the value of the applicable reference asset, changes in interest rates, changes in the actual and implied volatility of the reference asset, and the time remaining until expiration of the options contracts, among other factors. As a result, the value of a Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Options Pricing Risk. Funds with six-year Outcome Periods transact in FLEX Options that have an exercise date six years after the initial transaction date. Because, at times, there might not be market activity for these options, the ability of a Fund to value them becomes more difficult and the judgment of Milliman (employing the fair value procedures adopted by the Board) may play a greater role in their valuation due to this reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, including through the use of model-based pricing, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Options Leverage Risk. The use of options contracts involves leverage, which can cause a Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing a Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that a Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which a Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of options contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of options contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio, or (v) adverse tax law changes affecting the treatment of options contracts.

Tax Risk. Each Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, a Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that a Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that a Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

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Each Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and a Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. Transactions in FLEX Options are required to be centrally cleared. In a cleared transaction, a Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since each Fund is not a member of clearing house, and only members of clearing houses (“clearing members”) can participate directly in a clearing house, each Fund will hold FLEX Options through accounts at clearing members. In FLEX Options positions, a Fund will make payments (including margin payments) to, and receive payments from, a clearing house through the Fund’s accounts at clearing members. Funds held at a clearing organization in connection with any options contracts may be held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by a Fund with any clearing member as margin for FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of a Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors, as described further below. These risks could affect the value of investments in which a Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments.

▪	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

▪	Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

▪	Interest Rate Risk. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to its shareholders. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from a Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, a Fund may have a very low, or even negative yield. A low or negative yield would cause a Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of fixed-income securities held by a Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

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▪	Liquidity Risk. Liquidity risk is the risk that a debt security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

▪	Maturity Risk. The value of a Fund’s debt investments is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of a Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners, commercial mortgagees, consumers with student loans, automobile loans or credit card debtholders to make payments on the underlying loan pools) rises, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to a Fund. In addition, ABS are subject to risks of the effects of possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize these securities, any of which may create uncertainty or have other negative effects on the value of these investments.

Issuer Risk. The performance of a Fund depends on the performance of individual securities to which the Fund has exposure. A Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. Each Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for a Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for a Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce a Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, a Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

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Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of investments.

▪	COVID-19 Risk. The outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and/or economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

Non-Diversification Risk. Each Fund is classified as “non-diversified” under the 1940 Act. As a result, a Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, a Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the applicable Par Up Rates, processing and communication errors, errors of a Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the S&P 500 Index, failed or inadequate processes, and technology or systems failures. The Funds and Milliman seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Large Shareholder Risk. At times, a Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause a Fund to sell portfolio holdings at times when it would not otherwise do so. In addition, these transactions may increase a Fund’s transaction costs and/or result in an increase to the Fund’s expense ratio. When experiencing a large redemption, a Fund may delay payment of the redemption proceeds up to seven days to provide Milliman with time to determine if the Fund can redeem the request in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, a Fund may be unable to delay a redemption request or satisfy the redemption in-kind, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.

Additional Risks Applicable to the Underlying ETFs and Money Market Funds. An investment in a Fund is subject to the risks associated with the underlying ETFs and money market funds (each, an “Underlying Fund,” and, collectively, the “Underlying Funds”) in which it invests, which include, but are not limited to: (i) the risks associated with the underlying assets held by the Underlying Funds in which the Fund invests; (ii) the risk that such Underlying Fund’s investment strategy may not produce the intended results; (iii) the risk that securities or other assets held by such Underlying Fund may underperform in comparison to the general securities markets or other asset classes; and (iv) the risk that the Underlying Fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to losses due to adverse occurrences affecting that issuer, market, industry or sector. In addition, at times, certain segments of the market represented by certain Underlying Funds may be out of favor and underperform other segments. A Fund will indirectly pay a proportional share of the expenses of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to its fees and expenses. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in such other Underlying Funds.

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Investments in ETFs are subject to the following additional risks:

▪	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with an ETF, and none of those authorized participants is obligated to engage in creation and/or redemption transactions. Each ETF has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the ETF, and no other authorized participant is able or willing to step forward to create or redeem, shares of an ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

▪	Index-Based ETF Risk. The Funds will invest in ETFs that seek to track the performance of an underlying index. Therefore, these ETFs will not necessarily buy or sell a security unless that security is added to, or removed from, respectively, its underlying index, and generally will not attempt to take defensive positions under any market conditions, including declining markets. In addition, there is no guarantee that such ETFs will achieve investment results that have a high degree of correlation to the performance of their respective underlying indexes or that such ETFs will achieve their investment objectives. Market disruptions and regulatory restrictions could have an adverse effect on an ETF’s ability to adjust its exposure to the required levels in order to track its underlying index. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the ETF and its shareholders, such as the Funds. Unusual market conditions may cause the index provider to postpone a scheduled rebalance, which could cause the underlying index to vary from its normal or expected composition.

▪	Market Trading Risk. Each ETF faces numerous market trading risks, including the potential lack of an active market for ETF shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the ETF’s shares trading at a premium or discount to its NAV.

Investments in money market funds are subject to the following additional risks:

▪	Money Market Fund Risk. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Funds, may still lose money by investing in such funds. The share price of a money market fund can fall below the $1.00 share price. A money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and the sponsor is not obligated to enter into support agreements or take other actions to provide financial support to the fund or maintain the fund’s $1.00 share price at any time. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

▪	Yield Risk. A money market fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, a money market fund’s expenses could absorb all or a portion of the money market fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

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Investor Suitability

An investment in Shares may be suitable for you only if all of the following apply to you:

▪	Each Fund seeks to achieve specified Outcomes, but there is no guarantee that the Outcomes for an Outcome Period will be achieved. You fully understand the risks inherent in an investment in a Fund, including that you may lose some or all of your investment.

▪	The Outcomes described in this prospectus are specifically designed to apply only if you hold Shares on the first day of the Outcome Period and continue to hold them on the last day of the Outcome Period. You therefore desire to invest in a product with a return that depends upon the performance of the S&P 500 Index over a full Outcome Period.

▪	You are willing to hold Shares for the duration of the Outcome Period or, if you choose to purchase or redeem Shares during the Outcome Period, you understand the associated risks, including that you may receive a very different return based on the Fund’s value at the time of your purchase or redemption. Investors purchasing Shares of a Fund after the Outcome Period begins can access the Funds’ website at www.millimanfunds.com for additional information regarding possible Outcomes depending upon projected index performance.

▪	At the end of any particular Outcome Period, the relevant Fund will reset for a new Outcome Period tied to the S&P 500 Index and with the same downside protection rate (whether a Buffer Strategy or Par Down Strategy), but the Par Up Rate may change based on (i) evaluation by Milliman Financial Risk Management LLC, the Funds’ investment adviser (“Milliman”), of prevailing market conditions on the first day of the Outcome Period, and (ii) the total number of long call options contracts on the S&P 500 Index or corresponding ETF(s) that Milliman is able to purchase at that time (the number of which will depend, in part, upon the expected income from the Collateral Portfolio).

▪	You can tolerate fluctuations in the value of the NAV of the Shares prior to the end of the Outcome Period that may be similar to, or exceed, the downside fluctuations in the value of the S&P 500 Index.

▪	You understand and accept the risks associated with the Collateral Portfolio, including that it may (a) cause a Fund not to achieve its investment objective and/or Outcomes or (b) otherwise negatively impact the Fund’s Options Strategies.

▪	You understand that the performance of the Collateral Portfolio could cause a Fund to significantly underperform the S&P 500 Index.

▪	Investors investing in Funds utilizing the Buffer Strategy only: You are willing to be exposed to the downside performance of the S&P 500 Index beyond the stated Buffer at a rate of 1% for each 1% decrease in value of the S&P 500 Index.

▪	Investors investing in Funds utilizing the Par Down Strategy only: You understand and accept that you may experience losses in excess of the Par Down Rate in a Fund’s S&P 500 Index exposure for the applicable Outcome Period at the time of your investment.

▪	Investors investing in Funds utilizing the Par Up Strategy only: You understand and accept that your potential return is limited by the Par Up Rate in effect for the applicable Outcome Period at the time of your investment.

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▪	You understand that a Fund’s investment strategy is not expected to provide dividends to you.

▪	You understand and accept the risks associated with the Underlying Funds.

▪	You are willing to assume counterparty risk with the relevant counterparty to a Fund’s options positions.

▪	You have visited the relevant Fund’s website and understand the Outcomes available to you based upon the Fund you selected at the time of your purchase.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings information is available in the Funds’ Statement of Additional Information (“SAI”), which is available at www.millimanfunds.com.

Management and Organization

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”), located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, serves as investment adviser to each Fund. Milliman is a wholly owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $176 billion in assets as of December 31, 2021.

Under the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, Milliman manages the Funds in accordance with the policies and procedures established by the Board of Trustees of the Trust (the “Board”), and has agreed to perform, or arrange for the performance of, the day-to-day management of each Fund’s portfolio. Milliman also pays all expenses incurred by it in connection with its activities under the Advisory Agreement, including, but not limited to, expenses of all necessary investment and management facilities and investment personnel, including salaries, expenses and fees of any personnel required for it to faithfully perform its duties under the Advisory Agreement, and expenses of administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the efficient conduct of the Adviser’s duties under the Advisory Agreement. In addition, Milliman pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions, including Participating Insurance Companies and/or their affiliates, in exchange for their selling of Shares or for recordkeeping or other shareholder support services, as further described under “Distribution Arrangements” below.

For services provided under the Advisory Agreement, Milliman receives from each Fund an annual fee, paid monthly, equal to [__]% of the average daily net assets of each Fund.

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to [__]% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least [__], 2023. During its term, the Expense Limitation Agreement with respect to a Fund cannot be terminated or amended to increase the applicable limit without approval of the Board. Milliman may recoup from a Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.

In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to each Fund’s acquired fund fees and expenses until at least [__], 2023. This contract cannot be terminated or modified for a Fund without the consent of the Board.

A discussion regarding the basis for the Board approving the Advisory Agreement will be available in the Funds’ next annual or semi-annual report to shareholders, as applicable.

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Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:

▪	Robert T. Cummings is Senior Director – Head of Portfolio Management with Milliman. Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 25 years of experience as a trader and portfolio manager with a primary focus on options.

▪	Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered Financial Analyst® (CFA) Charterholder.

▪	Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program. Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

▪

Jordan Rosenfeld joined Milliman in 2018 and is a Portfolio Manager with Milliman. He has more than seven years of experience in capital markets with a focus on derivatives trading and multi-asset strategy. Prior to joining Milliman, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group. Mr. Rosenfeld holds a B.A. in Mathematics from Northwestern University and a M.S. in Computer Science from Georgia Institute of Technology.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

Commodity Exchange Act (“CEA”) Regulation and Exclusions

With respect to each Fund, Milliman has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the CEA and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, Milliman is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC with respect to each Fund. The terms of the CPO exclusion require each Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Funds are permitted to invest in these instruments as further described in the Funds’ SAI. However, the Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Milliman’s reliance on these exclusions, or the Funds, their investment strategies or this Prospectus.

Additional Information About the Shares

Pricing of Shares

A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each business day the Exchange is open for regular trading. If the Exchange closes early on a valuation day, a Fund shall determine NAV as of that time. In calculating NAV, each Fund generally values its investment portfolio at market price.

FLEX Options will be valued at a market-based price provided by the exchange on which the FLEX Option is traded at the official close of that exchange’s trading date. If the exchange on which the FLEX Option is traded is unable to provide a market price, FLEX Options prices will be provided by a model-pricing provider. OTC options will be valued at the mean of the most recent bid and asked price, if available, or otherwise at their closing bid price. Otherwise, the value of an options contract will be determined by the Trust’s pricing committee (the “Pricing Committee”) in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”).

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Equity securities, including shares of ETFs, listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

Fixed income securities will generally be valued using a Pricing Service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination.

The Funds’ accounting agent may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then the Funds’ account agent will contact the Pricing Committee, which is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the Valuation Procedures. The Pricing Committee will then attempt to obtain one or more broker quotes for the security or other asset daily and will value the security or other asset accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security or other asset held by a Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security or other asset on the valuation date.

To the extent a Fund invests in shares of one or more mutual funds, including money market funds, the Fund values those shares at their respective NAVs.

For more information about how each Fund’s NAV is determined, please see the section in the SAI entitled “Purchases, Redemptions and Pricing of Shares.”

Purchase and Sale of Shares

Shares of a Fund may be purchased and sold only through variable contracts offered by insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”). These Participating Insurance Companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contract. The Participating Insurance Companies then cause the separate accounts to purchase and redeem Shares according to the investment options you previously chose.

Each Fund sells and redeems its Shares, without charge, at their NAV next determined after the applicable Fund or its agent receives a purchase or redemption request in good order. The value of Shares redeemed may be more or less than the original cost. The Funds generally intend to redeem their Shares for cash. Subject to applicable federal law including the 1940 Act, a Fund may also redeem its Shares wholly or partly in securities or other assets if the Board determines, in its sole discretion, that such payment is advisable in the interest of the remaining shareholders of the applicable Fund. If a redemption is paid wholly or partly in securities or other assets, the redeeming shareholder would incur transaction costs in disposing of the redemption proceeds.

Each Fund normally pays for Shares redeemed within seven days after the applicable Fund receives the redemption request in good order. However, the Trust may suspend the right of redemption for any Fund for such periods of time as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or other assets, or the valuation of net assets, not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

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Share Classes

The Funds currently offer only Class 3 shares, which charge a distribution fee pursuant to a “Rule 12b-1 Plan,” as described further below under “Distribution Arrangements.”

Frequent Purchases and Redemptions of Shares

Each Fund seeks to discourage excessive short-term trading in Shares (i.e., either frequent exchanges between Shares or redemptions and repurchases of Shares, in either case, within a short period of time), which may negatively impact long-term Fund performance and disrupt portfolio management strategies by requiring the applicable Fund to maintain excessive cash and/or liquidate portfolio holdings at disadvantageous times and prices, in addition to incurring increased brokerage and other transaction or administrative costs. In addition, under certain circumstances, the value of Shares held by long-term investors may be diluted where excessive short-term trading activity is conducted to seek to take advantage of arbitrage opportunities from stale prices for portfolio assets. A Fund may be more or less affected by short-term trading in Shares depending on various factors, such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in the Shares and other factors. Funds that invest in foreign securities or other assets may be at greater risk for excessive short-term trading.

The Board has adopted policies and procedures designed to discourage excessive short-term trading of Shares (the “Market Timing Policy”). The Board may revise the Market Timing Policies at any time and without prior notice.

It is difficult for the Funds to monitor short-term trading because the insurance company separate accounts that invest in the Funds typically aggregate the trades of all of their respective contract owners into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract owners’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, excessive short-term trading by an individual contract owner within that aggregated trade or omnibus account, but, instead, must rely on the insurance company to monitor its individual contract owner trades to identify excessive short-term traders.

The Trust has therefore entered into agreements with each Participating Insurance Company to help detect and prevent excessive short-term trading. Under these agreements, a Participating Insurance Company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Shares through the omnibus account; and (ii) restrict further purchases or exchanges of Shares by a contract owner that a Fund has identified as engaging in excessive short-term trading. Participating Insurance Companies have also agreed to assist the Trust in implementing the Market Timing Policies. Accordingly, if a Fund detects potential excessive short-term trading activity, the Fund will generally contact the applicable Participating Insurance Company and may ask the Participating Insurance Company to take additional action, if appropriate, based on the particular circumstances. When a Fund identifies, or it or its agent believes it has identified, excessive short-term trading activity, the Fund may, in its sole discretion, restrict or reject any such purchases or exchanges.

Each insurance company has its own policies and restrictions on excessive short-term trading. Additionally, the terms and restrictions on excessive short-term trading may vary from one variable contract to another, even among those variable contracts issued by the same insurance company. Therefore, please refer to the prospectus and SAI for your variable contract for specific details about limitations on transfers and other transactions that your insurance company may impose in seeking to discourage excessive short-term trading.

Distribution and Servicing of Shares

Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to Class 3 shares. The Rule 12b-1 Plan allows the Funds to pay distribution fees to their principal underwriter or to Participating Life Insurance Companies and/or their affiliates, or to any other eligible institution, for distribution activities related to the indirect marketing of the Funds to the contract owners, and/or for other contract owner services. The Rule 12b-1 Plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of a Fund). Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

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Payments to Insurance Companies and/or their Affiliates

Marketing Support Services. The Participating Insurance Company that issued your variable contract and/or their affiliates may receive the Rule 12b-1 Plan fees discussed above. In addition to those payments, Milliman may, from time to time, at its expense and from its own legitimate profits, make cash payments to a Participating Insurance Company and/or its affiliates as incentives to certain Participating Insurance Companies and/or their affiliates to promote the sale and retention of Shares. Milliman may also make payments to Participating Insurance Companies and/or their affiliates for marketing support, training and ongoing education for sales personnel about the Funds, financial planning needs of contract owners that allocate contract value to a Fund, marketing and advertising of the Funds, and access to periodic conferences relating directly or indirectly to the Funds, among other marketing support services. The benefits Milliman receives when making these payments may include, among other things, adding the Funds to the list of underlying investment options in the Participating Insurance Company’s variable contracts and access to individual members of a Participating Insurance Company’s sales force or its management. Milliman compensates Participating Insurance Companies and/or their affiliates differently, generally depending upon the level and/or type of services received. The payments Milliman makes may be calculated on sales of Shares (“Sales-Based Payments”), in which case such payments are based on the offering price of all Shares sold through variable contracts during the particular period. Such payments also may be calculated on the average daily net assets of the Funds attributable to a particular Participating Insurance Company and/or its affiliates (“Asset-Based Payments”) during a defined period. Sales-Based Payments primarily create incentives to make sales of Shares and Asset-Based Payments primarily create incentives to retain assets of the Funds in Participating Insurance Company separate accounts. To the extent Participating Insurance Companies sell more Shares of a Fund or retain Shares of a Fund in their contract owners’ accounts, Milliman may directly or indirectly benefit from the incremental management and other fees paid to Milliman by the Funds with respect to those assets.

Administrative Support Services. Milliman may make payments to Participating Insurance Companies and/or their affiliates for certain administrative services relating to the Funds. These services may include, but are not limited to, distributing Fund documents, such as prospectuses and shareholder reports, to existing contract owners; hosting and maintaining a website to ensure that Fund documents are publicly accessible, free of charge, to existing contract owners; maintaining and preserving records related to the purchase, redemption and other account activity of contract owners; assisting with proxy solicitations on behalf of the Funds, including soliciting and compiling voting instructions from contract owners; preparing, printing and distributing reports of values to existing contract owners with respect to their existing contract values allocated to the Funds; receiving and answering correspondence from existing contract owners, including requests for Fund documents, relating to their existing investments in the Funds; and answering questions from existing contract owners about their current investments in the Funds. The cost of providing the services and the overall package of services provided may vary from one arrangement to another. Milliman does not make an independent assessment of a Participating Insurance Company’s or its affiliate’s cost of providing such services. Accordingly, a Participating Insurance Company or its affiliate may earn profits on these payments for these services, since the amount of the payments may exceed the actual costs of providing the services. Milliman pays for these administrative support services out of its own legitimate profits.

Additional Information About these and Other Payments. You can find further details in the SAI about these payments and the services provided by Participating Insurance Companies and/or their affiliates. In certain cases, these payments could be significant to the Participating Insurance Company or its affiliate. Your insurance company may charge you additional fees or commissions on your variable contract other than those disclosed in this Prospectus. You may ask your insurance company about any payments it or its affiliates receive from Milliman, or the Funds, as well as about fees and/or commissions the insurance company charges. The prospectus for your variable contract may also contain additional information about these payments.

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Taxes

The below discussion of “Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Dividends and Distributions

Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. Each Fund expects to declare and distribute all of its net investment income, if any, at least annually. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Each Fund automatically reinvests any capital gains and income dividends in additional Shares of the Fund unless the insurance company has requested in writing to receive such dividends and distributions in cash.

Tax Status

To maintain its status as a regulated investment company, a Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a regulated investment company. Each Fund intends to treat options contracts referencing an index as “issued” by the securities underlying the index. This, in turn, would allow the Fund to count the options contracts as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not been confirmed by published guidance or case law. If the options contracts are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its regulated investment company status.

A Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions. The tax consequences of straddle transactions to a Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by a Fund. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if a Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Under Section 1256 of the Code, certain types of exchange-traded options, including FLEX Options, are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause a Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, a Fund must distribute at least 90% of its income annually. If the options in which a Fund invests are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. On the other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long-term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section 1256 may force a Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules.

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Shares must be purchased through separate accounts used to fund variable insurance contracts. As a result, it is anticipated that any income dividends or capital gains distributed by a Fund will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1∕2, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which Shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

Financial Highlights

Financial highlights information is not provided because the Funds did not commence investment operations as of the fiscal year ended December 31, 2021.

Disclaimers

Milliman references certain information and data from the sponsors of the S&P 500 Index (the “Sponsor”) pursuant to an agreement between Milliman and such Sponsor (the “Sponsor Agreement”). Milliman sub-contracts its rights under the Sponsor Agreement to the Trust at no charge, so that when each Fund transacts in options contracts it can reference the S&P 500 Index, as requested by the Sponsor. Milliman, the Trust and the Funds do not guarantee the accuracy or the completeness of the S&P 500 Index or any data included therein and Milliman, the Trust and the Funds shall have no liability for any errors, omissions or interruptions therein. Milliman, the Trust and the Funds make no warranty, express or implied, to investors in Shares, or to any other person or entity, in connection with the reference to the S&P 500 Index or any data included in the S&P 500 Index. Without limiting any of the foregoing, in no event shall Milliman, the Trust or any Fund have any liability for any special, punitive, direct, indirect, consequential or any other damages (including lost profits), even if notified of the possibility of such damages related to such references of the S&P 500 Index.

In addition, the following disclaimers are required to be disclosed pursuant to the terms of the Sponsor Agreement:

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S&P Dow Jones Indices LLC

The “S&P 500” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) has been licensed for use by Milliman Financial Risk Management LLC. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Milliman Financial Risk Management LLC. The Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II) and Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (II) (for purposes of this sub-section, collectively, the “Funds”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). The S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 to track general market performance. S&P Dow Jones Indices only relationship to Milliman Financial Risk Management LLC with respect to the S&P 500 is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 is determined, composed and calculated by S&P Dow Jones Indices without regard to Milliman Financial Risk Management LLC or the Funds. S&P Dow Jones Indices have no obligation to take the needs of Milliman Financial Risk Management LLC or the owners of the Funds into consideration in determining, composing or calculating the S&P 500. The S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the S&P 500 will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY MILLIMAN FINANCIAL RISK MANAGEMENT LLC, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND MILLIMAN FINANCIAL RISK MANAGEMENT LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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This Prospectus is intended for use in connection with variable contracts. The Funds’ SAI contains more details about the Funds and is incorporated by reference into this Prospectus (is legally a part of this Prospectus). Once issued for a particular Fund, additional information about a Fund’s investments will also be available in the Fund’s annual and semi-annual reports to shareholders. In a Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Investors may make inquiries to the Funds or obtain (upon request and without charge) the Funds’ SAI, annual and/or semi-annual reports, once issued, by:

▪	calling 1-855-700-7959;

▪	visiting www.millimanfunds.com; or

▪	contacting your insurance company or other financial intermediary.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC 1940 Act file number: 811-23710.

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Milliman Variable Insurance Trust

Statement of Additional Information

[___] 2022

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (II)

This Statement of Additional Information (“SAI”) relates only to the series of Milliman Variable Insurance Trust (the “Trust”) that are listed above (each, a “Fund,” and, collectively, the “Funds”). Each Fund currently offers only Class 3 shares, and only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. You cannot purchase Fund shares directly. Please contact your insurance company or other financial intermediary regarding how to invest in shares of the Funds.

This SAI is not a prospectus but is incorporated by reference into the Prospectus for the Funds dated [___], 2022 (the “Prospectus”). This SAI contains information in addition to the information set forth in the Prospectus and should be read in conjunction with it. Terms not defined in this SAI have the meanings assigned to them in the Prospectus.

A copy of the Prospectus or the applicable Fund’s Summary Prospectus may be obtained, without charge, by calling 1-855-700-7959, visiting www.millimanfunds.com, or writing to the Trust, 71 S. Wacker Dr., 31st Floor, Chicago IL 60606, Attn: Milliman VIT. Once available for a particular Fund, you may also obtain a copy of the Fund’s annual or semi-annual report to shareholders at no charge by request to the Fund at the address or phone number noted above.

Trust History and Fund Classification

The Trust is an open-end management investment company organized under the laws of the state of Delaware on November 2, 2020. Each Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means each Fund can invest a greater percentage of its assets in a small number of issuers or any one issuer than a diversified fund can.

Description of the Funds and Their Investments and Risks

Set forth below are descriptions of the various types of securities and other investments in which the Funds may invest, as well as the investment techniques that Milliman Financial Risk Management LLC (“Milliman”), the Funds’ investment adviser, may use in managing the Funds. Descriptions of the associated risks are also included below. This section supplements the discussion of principal investment strategies and principal risks contained in the Prospectus, and therefore you should carefully review the Prospectus before making an investment in a Fund.

Each Fund is permitted to invest in any of the below investments, and Milliman may utilize any of the below investment techniques, with respect to any Fund unless otherwise indicated. Milliman may also invest in other types of investments and use other investment techniques in managing the Funds, including certain investments and investment techniques not described below. Each Fund’s investments and the investment techniques employed by Milliman with respect to a particular Fund will be subject to the limitations imposed by that Fund’s investment objective, policies and restrictions, as described in the Prospectus and/or this SAI, as well as the applicable federal securities laws. Any percentage limitations relating to a Fund’s investments that are identified in the Prospectus or this SAI apply at the time of investment, and subsequent changes resulting from market fluctuations will not require the Fund to sell any portfolio security or other investment.

As described in the Prospectus, the Funds will invest in shares of exchange-traded funds (each, an “Underlying ETF,” and, collectively, the “Underlying ETFs”), to seek to achieve their investment objectives. Accordingly, certain information below applies to the Underlying ETFs (and their own separate holdings) in which the Funds invest.

Derivatives

General Discussion. Derivatives are financial instruments whose value depends on, or is derived from, the value of one or more underlying assets, reference rates, indices or other market factors (each, a “reference asset,” and, collectively, “reference assets”). Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference asset without actually owning or selling the reference asset. Derivatives include swaps, options contracts, futures contracts and forward foreign currency contracts, among others. Some derivatives, such as futures contracts and certain types of options contracts, are traded on U.S. commodity and securities exchanges, while other derivatives, such as many types of swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market.

Milliman intends to use options contracts, primarily FLexible EXchange® Options (“FLEX Options”), as further described below, to seek to achieve each Fund’s investment objective. While the Funds will primarily transact in FLEX Options, each Fund may utilize OTC options if no FLEX Options are available or appropriate for use in that Fund. An options contract generally is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call) or sell to (in the case of a put) the writer (seller) of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the reference asset underlying the option (or delivery of a cash settlement price, in the case of certain options, such as index options and other cash-settled options). Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value (“NAV”) being more sensitive to changes in the value of the option.

The value of an options contract will reflect, among other things, the current market value of the reference asset, the time remaining until expiration, the relationship of the exercise price to the market price of the reference asset, the price volatility of the reference asset and general market and interest rate conditions. Options contracts may be listed on an exchange or traded in the OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation.

The FLEX Options in which the Funds primarily transact are customizable options contracts that are listed on U.S. national securities exchanges and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the buyer for every seller and the seller for every buyer, with the goal of protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e., American style or European style) and expiration dates, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets. Each FLEX Option entitles the holder thereof to purchase (for call options) or sell (for put options) the reference asset at the strike price.

The reference assets for the Funds’ options contracts will generally include underlying indices and/or exchange-traded funds (“ETFs,” and, each, an “ETF”), as further described in the Prospectus. As such, the value of each Fund’s options positions will fluctuate with changes in the value of each applicable underlying index and/or each applicable ETF’s share price (which fluctuates based on the underlying assets held by the ETF). Options contracts on these reference assets will give the holder of the options contract (whether the Fund, if the Fund is purchasing, or the counterparty, if the Fund is writing) the right to receive an amount of cash upon exercise of the options contract. Receipt of this cash amount will depend upon the applicable underlying index’s value or ETF’s share price upon which the options contract is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the options contract.

Understanding Options Writing. As the writer (seller) of an option, a Fund may have no control over when the reference asset must be sold (in the case of a call option) or purchased (in the case of a put option), if the option was structured as an American style option, because the option purchaser may notify the Fund of exercise at any time prior to the expiration date of the option. In addition, if the option is cash-settled instead of deliverable, the Fund is obligated to pay the option purchaser the difference between the exercise price and the value of the reference asset, instead of selling or purchasing the reference asset, if the option is exercised. Whether or not an option expires unexercised, the writer retains the amount of the premium.

A Fund will generally write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the reference asset. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the reference asset will decline below the exercise price, in which case the put option may be exercised and the Fund may suffer a loss. In return for the premium received for writing a call option on a reference asset, the Fund foregoes the opportunity for profit from a price increase in the reference asset above the exercise price so long as the option remains open, but retains the risk of loss should the price of the reference asset decline.

If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the reference asset during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the reference asset, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call, as the case may be) identical to that previously sold. However, once a Fund has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the options contract and must deliver (for a call) or purchase (for a put) the reference asset at the exercise price (if deliverable) or pay the difference between the exercise price and the value of the reference asset (if cash-settled).

Understanding Options Trading Strategies: Straddles, Spreads and Collars. Each Fund may enter into straddles, spreads and collars. In “spread” transactions, a Fund buys and writes a put, or buys and writes a call, on the same reference asset with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option, or writes a put option and a call option, on the same reference asset with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received, and in the market prices of the related options positions when they are closed out or sold. Because these transactions require a Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions, and to liquidate its positions when necessary or deemed advisable, may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will, in many cases, be greater than if the Fund were to buy or sell a single option. A “collar” position combines a put option purchased by a Fund (the right of the Fund to sell a specific reference asset within a specified period of time) with a call option that is written by the Fund (the right of the counterparty to buy the same reference asset) in a single instrument. A Fund’s right to sell the reference asset is typically set at a price that is below the counterparty’s right to buy the reference asset. Thus, the combined position “collars” the performance of the reference asset, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.

General Risks Associated with Derivatives. The use of derivatives, including options contracts, may involve certain risks, as described below.

▪

Counterparty Risk. The risk that a counterparty under a derivatives agreement will not live up to its obligations, including because of the counterparty’s bankruptcy or insolvency. Certain agreements may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, a Fund might need to rely on contractual remedies to satisfy a counterparty’s full obligation. As with any contractual remedy, there is no guarantee that a Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations with respect to a specific transaction, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. If a counterparty’s creditworthiness declines, the value of the derivative would also likely decline, potentially resulting in losses to the applicable Fund.

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Leverage Risk. Leverage exists when a Fund can lose more than it originally invested because it purchases or sells an instrument, or enters into a transaction, without investing an amount equal to the full economic exposure of the instrument or transaction. Leverage may cause a Fund’s NAV to be more volatile because leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio holdings. The use of some derivatives may result in economic leverage, which does not result in the possibility of a Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument.

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Liquidity Risk. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to a Fund.

▪	Pricing Risk. The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding reference asset.

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Risks of Regulation of Derivatives. On October 28, 2020, the SEC adopted Rule 18f-4, which governs the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into and replaces the asset segregation framework used by funds to comply with Section 18 of the 1940 Act. More specifically, Rule 18f-4 generally requires a fund that enters into derivatives transactions (other than those that qualify as “limited derivatives users”) to: (i) adopt and implement a written derivatives risk management program; (ii) comply with “value at risk” or “VaR” limitations (which is an estimate of potential losses on an instrument or portfolio over a given time horizon and at a specified confidence level) in lieu of existing asset segregation requirements; and (iii) comply with certain board reporting and oversight, as well as recordkeeping and certain other, requirements. In addition, Rule 18f-4 provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitments. The Funds are required to comply with Rule 18f-4 effective August 19, 2022. In addition, the SEC, Commodity Futures Trading Commission (“CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment objective. New requirements, even if not directly applicable to a Fund, may increase the cost of the Fund’s investments and the cost of doing business generally.

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Risks Related to Position Limits. Each of the exchanges on which the Funds’ FLEX Options are traded has established limitations governing the maximum number of call or put FLEX Options on the same underlying asset that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such FLEX Options are written on the same or different exchanges or are held or written on one or more accounts, or through one or more brokers). Under these limitations, FLEX Options positions of all investment companies advised by Milliman are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of FLEX Options positions and may impose other sanctions or restrictions. These position limits may restrict the number of FLEX Options that Milliman may buy or sell on behalf of the Funds.

Commodity Exchange Act (“CEA”) Regulation and Exclusions. With respect to each Fund, Milliman has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the CEA and the rules of the CFTC and, therefore, Milliman is not subject to CFTC registration or regulation as a CPO with respect to any Fund. In addition, with respect to each Fund, Milliman is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require each Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts. Because Milliman and each Fund intend to comply with the terms of the CPO exclusion, each Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Milliman’s reliance on these exclusions, or the Funds, their investment strategies, the Prospectus or this SAI.

Generally, the exclusion from CPO regulation on which Milliman relies requires each Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund no longer can satisfy these requirements, Milliman would withdraw its notice claiming an exclusion from the definition of a CPO with respect to that Fund, and Milliman would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on Milliman’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Funds, the Funds may incur additional compliance and other expenses.

Exchange-Traded Funds

General Discussion of ETFs. ETFs are registered investment companies (i) that issue and redeem their shares only in creation units (i.e., a specified number of shares, such as 25,000) to and from, respectively, authorized participants (“APs”) in exchange for a basket securities, assets or other positions, including cash, and (ii) whose shares are listed on a national securities exchange and trade at market-determined prices. Therefore, a Fund’s purchase of shares of an ETF are generally subject to the restrictions on investments in other investment companies discussed below.

APs are members or participants of a clearing agency registered with the SEC, which have entered into a written agreement with the ETF or one of its service providers, that allows the APs to place orders for the purchase and redemption of creation units. Because APs have no obligation to submit creation or redemption orders, however, there is no assurance that APs will establish, or maintain, an active trading market for an ETF’s shares. In addition, to the extent that an AP exits the business or is unable or unwilling to proceed with creation and/or redemption orders with respect to an ETF, and no other AP is able or willing to step forward to create or redeem shares of that ETF, the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting. ETF shares are generally purchased and sold by all other investors, such as the Funds, in the secondary market, which allows investors to purchase and sell ETF shares at their market prices throughout the day. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Investments in ETFs involve the same risks associated with a direct investment in the types of securities, assets or other positions in which the ETFs invest. In addition, when a Fund purchases shares of an ETF, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such ETF.

Discussion of the Underlying ETFs. The Underlying ETFs in which the Funds invest may invest in any of the debt investments described below, and may also use various derivative instruments, such as futures contracts, options contracts and swaps, to achieve their investment objectives. The Underlying ETFs may also invest in other types of investments and use other investment techniques, including certain investments and investment techniques not described in this SAI.

Restrictions on Investments in Other Investment Companies, including ETFs. The 1940 Act imposes the following restrictions on a Fund’s investments in other investment companies, including ETFs: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. Absent a Fund’s reliance on any such exemptions, these limitations may prevent a Fund from allocating its investments in the manner that Milliman considers optimal, or cause Milliman to select another investment company or other direct investment as an alternative.

In October 2020, the SEC adopted rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) to create a regulatory framework that allows acquiring funds to invest in the securities of acquired funds in excess of the limitations described above, subject to certain limitations and conditions. Rule 12d1-4 also provides that, prior to acquiring securities of an acquired fund that exceed the limitations described above, an acquiring fund must enter into a fund of funds investment agreement with the acquired fund as outlined in Rule 12d1-4. Funds that intend to purchase other investment companies in excess of the foregoing limitations in reliance on Rule 12d1-4 must comply with the conditions therein. A Fund’s investment in another investment company may also be limited by other diversification requirements under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Debt Investments

Bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit, which is generally used by the issuer to borrow money from investors. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. An issuer may have the right to redeem or “call” a bond before maturity, in which case a Fund or an Underlying ETF may have to reinvest the proceeds at lower market rates. Similarly, a Fund or an Underlying ETF may have to reinvest interest income or payments received when a bond matures, sometimes at a lower market rate. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond.

The value of a fixed-rate bond usually rises when market interest rates fall and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value.

Other types of bonds bear interest at an interest rate that is adjusted periodically, which are known as floating or variable rate bonds. Interest rates on floating or variable rate bonds may be higher or lower than current market rates for fixed-rate bonds of comparable quality with similar maturities. Because of their adjustable interest rates, the values of floating or variable rate bonds fluctuate much less in response to market interest rate movements than the values of fixed-rate bonds; however, the values of floating rate bonds may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund or an Underlying ETF may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on an issuer’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).

U.S. Corporate Debt Obligations. U.S. corporate debt obligations include, among others, bonds, commercial paper, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments, issued or guaranteed by corporations that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s or an Underlying ETF’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of a Fund or an Underlying ETF. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund or an Underlying ETF covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to a Fund’s or an Underlying ETF’s percentage limitation for illiquid investments.

U.S. Government Debt Obligations. U.S. Government debt obligations are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations. U.S. Government debt obligations may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Fund or an Underlying ETF holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has provided financial support to Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Money Market Instruments. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), “F-1” by Fitch Ratings, Inc. (“Fitch”) or “A-1” by S&P Global Ratings Services (“S&P”), or if unrated, determined to be of comparable quality by Milliman or, with respect to an Underlying ETF, its investment adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of Milliman or, with respect to an Underlying ETF, its investment adviser, are of comparable quality to obligations of U.S. banks that may be purchased by a Fund or an Underlying ETF, respectively.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: (i) one commonly used by the U.S. Treasury and some other issuers, which uses a structure that accrues inflation into the principal value of the bond; and (ii) another most often used by other issuers, which pays out the Consumer Price Index accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, 10 or 30 years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Certain inflation-related bonds, however, may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Foreign Debt Obligations. Foreign debt obligations include corporate debt securities of non-U.S. issuers, certain non-U.S. bank obligations and U.S. dollar or foreign currency denominated obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Certain obligations or securities of non-U.S. issuers may be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country, (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its assets situated in such country, or (iv) the issuer is the government of the particular country.

Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds.” The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Foreign debt obligations are subject to the following risks:

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 Currency Risk. The value in U.S. dollars of a Fund’s or an Underlying ETF’s non-U.S.-dollar-denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

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 Political and Economic Risk. The economies of many countries may not be as developed as the U.S. economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of portfolio investments. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell, the securities of such companies. These factors may affect the value of investments in those companies. In addition, certain companies may operate in, or have dealings with, countries that the U.S. Government has identified as state sponsors of terrorism. As a result, such companies may be subject to specific constraints or regulations under U.S. law and, additionally, may be subject to negative investor perception, either of which could adversely affect such companies’ performance.

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 Regulatory Risk. Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls and disclosure requirements imposed on U.S. issuers, and, as a consequence, there is generally less publicly available information about foreign securities than is available about U.S. securities. Foreign companies may not be subject to uniform accounting, auditing or financial reporting standards, corporate governance practices or requirements comparable to those applicable to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds or Underlying ETFs may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to Fund shareholders or, in the case of an Underlying ETF, to the applicable Fund. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies in foreign countries than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund or an Underlying ETF experiences settlement problems, it may result in temporary periods when a portion of the Fund’s or Underlying ETF’s assets are uninvested and could cause the Fund or Underlying ETF to miss attractive investment opportunities or a potential liability to the Fund or Underlying ETF arising out of the Fund’s or Underlying ETF’s inability to fulfill a contract to sell such securities.

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 Foreign Markets Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the U.S. The securities markets in many foreign countries will have substantially lower trading volume than securities markets in the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable U.S. securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, and there is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, each of which may make it more difficult to enforce contractual obligations. Increased custodian costs, as well as administrative costs (such as the need to use foreign custodians), may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the U.S.

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 Emerging Markets Risk. Investments in emerging markets countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally. For example, emerging market countries may have less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. The taxation systems at the federal, regional and local levels in emerging market countries may also be less transparent and inconsistently enforced, and subject to sudden change. In addition, emerging market countries may have a higher degree of corruption and fraud than in developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. Further, certain emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities, which hinder the ability to engage in independent oversight or inspection of accounting firms located, or operating, in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Because information about companies in emerging markets countries may be less available and reliable, the ability to conduct adequate due diligence in emerging markets may be limited, which can impede the ability of Milliman or an Underlying ETF’s investment adviser to evaluate such companies.

Many of the emerging markets countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is also a risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. Further, foreign investments in some emerging markets countries may be made through organizational structures that are necessary to address restrictions on foreign investments. Because of these structures and for other reasons, there may be limited corporate governance standards and avenues of recourse for investors as compared to investments in U.S. companies. Emerging market countries may also have less developed legal systems, allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. Accordingly, shareholder claims that are common in the U.S. and are generally viewed as deterring misconduct, including class action securities law and fraud claims, generally are difficult or impossible to pursue as a matter of law or practicality in many emerging markets.

High Yield Debt Obligations. Bonds rated, or determined to be, below investment grade are commonly referred to as “junk bonds.” Investment grade bonds generally include: (i) securities rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody’s or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), (ii) comparably rated short term securities, or (iii) unrated securities determined by Milliman or an Underlying ETF’s investment adviser to be of comparable quality, each at the time of purchase. Descriptions of debt securities ratings are found in Appendix A. The analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of an investment adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds.

The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of, and yields on, junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, a Fund or an Underlying ETF may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund or an Underlying ETF may have difficulty selling certain junk bonds at the desired time or price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund or an Underlying ETF could sell a particular junk bond and could cause large fluctuations in the Fund’s or Underlying ETF’s NAV. The lack of a liquid secondary market may also make it more difficult for a Fund or an Underlying ETF to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Mortgage-Backed Securities (“MBS”) and Asset-Backed Securities (“ABS”). MBS are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or issued by non-government entities, such as commercial banks and other private lenders. MBS represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as the Government National Mortgage Association (“Ginnie Mae”) and government-related organizations such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain MBS are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, an investor receives monthly scheduled payments of principal and interest, along with any unscheduled principal prepayments on the underlying mortgages, from the MBS in which it invests. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, MBS do not provide an effective means of locking in long-term interest rates for an investor.

In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue MBS, and among the securities they issue. MBS issued by Ginnie Mae include Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. Ginnie Mae is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. MBS issued by Fannie Mae include Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to the payment of principal and interest by Fannie Mae itself and backed by a line of credit with the U.S. Treasury. Fannie Mae is a government-sponsored entity (“GSE”) that is wholly owned by public stockholders. MBS issued by Freddie Mac include Mortgage Participation Certificates (also known as “Freddie Macs”) and are guaranteed as to the payment of principal and interest by Freddie Mac itself and backed by a line of credit with the U.S. Treasury. Freddie Mac is a GSE that is wholly owned by public stockholders.

On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets and property, and putting Fannie Mae and Freddie Mac in a sound and solvent position. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2009, both Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of the entities’ MBS. In February 2011, the Obama Administration produced a report to Congress outlining proposals to wind down Fannie Mae and Freddie Mac and reduce the government’s role in the mortgage market. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act of 2011 which, among other provisions, requires that Fannie Mae and Freddie Mac increase their single-family guaranty fees by at least 10 basis points and remit this increase to the Treasury with respect to all loans acquired by Fannie Mae or Freddie Mac on or after April 1, 2012 and before January 1, 2022. Discussions among policymakers continue, however, as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.

ABS are structured like MBS, but, instead of the underlying assets being comprised of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, or receivables from credit card agreements or from sales of personal property. Regular payments received on ABS include both interest and principal. ABS typically have no U.S. Government backing. Additionally, the ability of an issuer of ABS to enforce its security interest in the underlying assets may be limited.

If a Fund or an Underlying ETF purchases an MBS or ABS at a premium, the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of MBS and ABS may decline when interest rates rise, the converse is not necessarily true, because, in periods of declining interest rates, the mortgages or other loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, the average maturity of MBS and ABS may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. In addition, while the trading market for short-term MBS and ABS is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted. MBS and ABS that are not guaranteed or sponsored by government entities are generally subject to greater price volatility because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, a Fund or an Underlying ETF is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

Descriptions of some of the different types of MBS and ABS that may be acquired by the Funds and Underlying ETFs are provided below. In addition to those shown, other types of mortgage-related and asset-backed investments are, or may become, available for investment by the Funds and Underlying ETFs.

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Commercial MBS (“CMBS”) and Residential MBS (“RMBS”). CMBS and RMBS generally offer a higher rate of interest than U.S. Government and U.S. Government-related MBS because there are no direct or indirect U.S. Government or agency guarantees of payment. The risk of loss due to default on CMBS and RMBS is historically higher because neither the U.S. Government nor any agency or instrumentality of the U.S. Government have guaranteed them. CMBS and RMBS whose underlying assets are neither U.S. Government securities nor U.S. Government insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages.

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Mortgage Pass-Through Securities. Some MBS, such as U.S. agency mortgage pass-through securities, represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. An investment in a specific pool of mortgage pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage-pass through securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction.

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To-Be-Announced (“TBA”) Securities. A Fund or an Underlying ETF may seek to gain exposure to U.S. agency mortgage pass-through securities by investing in TBA securities. TBAs refer to a commonly used mechanism for the forward settlement of U.S. agency MBS, and not to a separate type of MBS. TBA transactions generally are conducted in accordance with widely accepted guidelines that establish commonly observed terms and conditions for execution, settlement, and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as the issuing agency, settlement date, par amount and price. The actual mortgage pools delivered generally are determined two days prior to the settlement date. A Fund or an Underlying ETF may enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund or an Underlying ETF will generally sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of MBS. In addition, a Fund or an Underlying ETF may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of MBS stipulated in the TBA agreement. A Fund or an Underlying ETF may invest cash pending settlement of TBA transactions in money market instruments, repurchase agreements, or other high quality, liquid short-term instruments, including money market funds.

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Collateralized Mortgage Obligations (“CMOs”). CMOs are hybrid instruments with characteristics of both MBS and mortgage pass-through securities. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only, principal only, or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund or an Underlying ETF invests in CMO tranches issued by U.S. Government agencies or sponsored entities and interest rates move in a manner not anticipated by Milliman or an Underlying ETF’s investment adviser, it is possible that the Fund or Underlying ETF could lose all or substantially all of its investment. Certain CMOs in which a Fund or an Underlying ETF may invest may also provide a degree of investment leverage, which could cause the Fund or Underlying ETF to lose all or substantially all of its investment.

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Collateralized Debt Obligations (“CDOs”). A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. A CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. In the past, prices of CDO tranches have declined considerably. The drop in prices were initially triggered by the subprime mortgage crisis. Subprime mortgages make up a significant portion of the mortgage securities that collateralize many CDOs. As floating interest rates and mortgage default rates increased, the rating agencies that had rated the mortgage securities and CDO transactions backed by such mortgages realized their default assumptions were too low and began to downgrade the credit rating of these transactions. There can be no assurance that additional losses of equal or greater magnitude will not occur in the future.

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Collateralized Loan Obligations (“CLOs”). CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund or an Underlying ETF invests. Some CLOs have credit ratings but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by a Fund or an Underlying ETF as illiquid investments; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including, without limitation, the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, a Fund or an Underlying ETF may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Municipal Securities.  Municipal securities are securities issued in the U.S. market by U.S. states and territories, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, the interest payments of which are not subject to U.S. federal income tax. Municipal securities include general obligation bonds and revenue obligation bonds, including industrial development bonds issued pursuant to former U.S. federal tax law.

General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Revenue obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue obligation bonds that are issued to finance a particular project often depend on revenues from that project to make principal and interest payments. Adverse conditions and developments affecting a particular project can result in lower revenues to the issuer of the municipal securities. Additionally, the market values of revenue obligation bonds may decline in times of higher inflation to the extent that revenues are fixed income streams. In other instances, the prices that certain revenue obligation bond issuers are able to charge users of their assets may be linked to inflation, whether by government regulation, contractual arrangement or other factors. In this case, changes in the rate of inflation may affect the issuer’s revenues. Additionally, rising interest rates could result in higher costs of capital for issuers of both general obligation bonds and revenue obligation bonds, which could negatively impact their ability to meet payment obligations.

The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice, than non-municipal securities. In addition, the municipal securities market is generally characterized as a buy and hold investment strategy. As a result, the accessibility of municipal securities in the market is generally greater closer to the original date of issue of the securities and lessens as the securities move further away from such issuance date.

Some longer-term municipal securities give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request (usually one to seven days). This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Fund or an Underlying ETF would hold the longer-term security, which could experience substantially more volatility.

Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Prices and yields on municipal securities are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, municipal securities may be more difficult to value than securities of public corporations.

Obligations of issuers of municipal securities are subject to insolvency concerns and, unlike obligations of corporate issuers, may not be subject to resolution in the event of insolvency or default through a bankruptcy proceeding. The U.S. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. In addition, municipal securities are subject to the risk that their tax treatment could be changed, thereby affecting the value of outstanding municipal securities. There is also the possibility that as a result of litigation or other conditions, such as passing of a referendum, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s or an Underlying ETF’s municipal securities in the same manner. Additionally, certain municipal securities are issued by entities dependent on revenue from a particular sector or industry and are thus subject to the specific risks associated with that particular sector or industry.

The types of municipal securities in which the Funds and Underlying ETFs may invest include, but are not limited, to the following:

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Industrial Development Bonds. Industrial development bonds are generally also revenue obligation bonds and thus are not payable from the issuer’s general revenues. The credit and quality of industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

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Private Activity Bonds. Private activity bonds are bonds issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment, or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current U.S. federal tax laws place substantial limitations on the size of such issues.

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Municipal Lease Obligations. Municipal lease obligations are issued by state and local governments or authorities to finance the acquisition of land, equipment and facilities, such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Municipal lease obligations may take the form of a lease, an installment purchase contract or a conditional sales contract. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes. Municipal lease obligations are generally subject to greater risks than general obligation or revenue obligation bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses, which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If sufficient funds are not appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by a Fund or an Underlying ETF in municipal lease obligations may be deemed illiquid and therefore subject to the Fund’s or Underlying ETF’s percentage limitations for illiquid investments and the risks of holding illiquid investments.

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Tender Option Bonds. Tender option bonds are synthetic floating rate or variable rate securities issued when long-term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors in these securities evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. The sponsor of a highly leveraged tender option bond trust generally will retain a liquidity provider to purchase the short-term floating rate interests at their original purchase price upon the occurrence of certain specified events. However, the liquidity provider may not be required to purchase the floating rate interests upon the occurrence of certain other events, for example, the downgrading of the municipal bonds owned by the tender option bond trust below investment-grade or certain events that indicate the issuer of the bonds may be entering bankruptcy. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the municipal bonds owned by the tender option bond trust and to leave with the liquidity provider the interest rate risk (subject to a cap) and certain other risks associated with the municipal bonds. Tender option bonds are synthetic municipal instruments, which means their value and return are derived from underlying securities. As a result, investments in tender option bonds may expose the Funds or Underlying ETFs to the same risks as investments in derivatives (which also derive their values from underlying assets), as well as risks associated with leverage, especially the risk of increased volatility. To the extent the Funds or Underlying ETFs invest in tender option bonds, they also are exposed to credit risk associated with the liquidity provider retained by the sponsor of a tender bond option trust.

▪	Variable Rate Demand Obligations (“VRDOs”). VRDOs are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. There is the possibility that because of default or insolvency the demand feature of VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to up to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market rate of the VRDOs at approximately the par value of the VRDOs on the adjustment date. The adjustments typically are based upon the Public Securities Association Index or some other appropriate interest rate adjustment index. Because of the interest rate adjustment formula, VRDOs are not comparable to fixed-rate securities. During periods of declining interest rates, a Fund’s or an Underlying ETF’s yield on a VRDO will decrease and its shareholders will forego the opportunity for capital appreciation. During periods of rising interest rates, however, a Fund’s or an Underlying ETF’s yield on a VRDO will increase and its shareholders will have a reduced risk of capital depreciation.

▪	Municipal Notes. Municipal notes are shorter-term municipal debt obligations, which provide interim financing in anticipation of tax collection, receipt of grants, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, repayment on a municipal note may be delayed or the note may not be fully repaid, and a Fund or an Underlying ETF may lose money. Municipal notes are generally unsecured and issued to meet short-term financing needs. The lack of security presents some risk of loss to the Funds and Underlying ETFs since, in the event of an issuer’s bankruptcy, unsecured creditors are repaid only out of the assets, if any, that remain after secured creditors are repaid.

Other Investments, Investment Techniques and Risks

Borrowing. The Funds may borrow money to the extent permitted under the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff. Such borrowings are typically utilized (i) for temporary or emergency purposes, (ii) in anticipation of or in response to adverse market conditions, or (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with the Custodian (as defined below). The Trust compensates the Custodian for such overdrafts by paying the Custodian an agreed upon rate.

LIBOR Transition Risk. A Fund or an Underlying ETF may invest in financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), Sterling Overnight Index Average (“SONIA”) or another reference rate. LIBOR is the most common benchmark interest rate index and is used to make adjustments to variable-rate loans and to determine interest rates for a variety of financial instruments and borrowing arrangements. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on a Fund or an Underlying ETF or the instruments in which a Fund or an Underlying ETF invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Additionally, while some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available or representative by providing a “fallback” rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such fallback provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Additionally, industry initiatives are currently underway to identify and begin implementation of alternative reference rates, including SOFR and SONIA; however, there are challenges to converting certain financial instruments and transactions to a new reference rate and no global consensus has been reached as to which reference rate should be used. Any effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to a Fund or an Underlying ETF and such losses may occur prior to the discontinuation of LIBOR.

Market Events Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ and Underlying ETFs’ investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds and Underlying ETFs from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ and Underlying ETFs’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

In addition, the outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on a Fund’s or Underlying ETF’s performance.

Operational and Cyber Security Risk. A Fund, its service providers, and other market participants depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Fund and its shareholders, despite the efforts of a Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, a Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber incidents.

In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by Milliman or other service providers to the Trust, and the issuers of securities or other assets in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its NAV, impediments to trading, the inability of a Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While a Fund and its service providers have established business continuity plans in the event of, and systems designed to reduce the risks associated with, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.

In addition, power or communications outages, acts of God, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct a Fund’s operations. The Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by a Fund or an Underlying ETF but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund or Underlying ETF may suffer time delays and incur costs or losses in connection with the disposition of the collateral. In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. Government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.

Repurchase agreements pose certain risks for Funds and Underlying ETFs that utilize them. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, a Fund or an Underlying ETF would likely retain the status of an unsecured creditor of the counterparty (i.e., the position a Fund or an Underlying ETF would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund or an Underlying ETF would be at risk of losing some or all of the principal and income involved in the transaction.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that a Fund or an Underlying ETF can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund or Underlying ETF is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if a Fund or an Underlying ETF has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash, and such opportunities may not always be available. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of a Fund’s or an Underlying ETF’s assets, which would also impact the Fund. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained by a Fund or an Underlying ETF through reverse repurchase agreements may be invested in additional securities.

Illiquid Investments and Restricted Securities. Illiquid investments are those that a Fund or Underlying ETF reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund and Underlying ETF may invest up to 15% of its net assets in illiquid investments. Because illiquid investments may not be readily marketable, a Fund or an Underlying ETF may not be able to dispose of them in a timely manner. As a result, a Fund or an Underlying ETF may be forced to hold illiquid investments while their prices depreciate. Depreciation in the price of illiquid investments held by a Fund or an Underlying ETF may cause its NAV to decline. An investment that is determined to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.

The Funds and Underlying ETFs may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933, as amended (the “Securities Act”), and commercial paper issued in reliance upon the exemption in Section 4(a)(2) of the Securities Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security. Restricted securities ordinarily can be sold by a Fund or an Underlying ETF in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund or an Underlying ETF from disposing of them promptly at reasonable prices. When registration is required, a Fund or an Underlying ETF may be obligated to pay all or part of the registration expenses and a considerable amount of time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund or an Underlying ETF might obtain a less favorable price than the price which prevailed when it decided to sell.

Investment Restrictions

Fundamental Investment Restrictions

Except as otherwise noted below, each Fund is subject to the following investment restrictions, which are fundamental and cannot be changed for a Fund without the vote of a majority of the outstanding voting securities of that Fund. The vote of a majority of the outstanding voting securities of a Fund means the vote of (i) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of such Fund, whichever is less.

Each Fund:

(1)

May not borrow money or issue senior securities, except to the extent permitted by the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff.

(2)

May not purchase or sell physical commodities, except to the extent permitted by the 1940 Act and any other governing statute, and by the rules and regulations thereunder, and by the SEC or other regulatory agency with authority over the Fund.

(3)

May not act as an underwriter of another issuer’s securities; provided, however, that this restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities or other assets, regardless of whether the Fund may be considered to be an underwriter under the Securities Act.

(4)

May not make investments that will result in the “concentration” (as that term may be defined or interpreted under the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff) of its investments in the securities of issuers primarily engaged in the same industry; provided, however, that this restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments.

(5)

May not purchase or sell real estate; provided, however, that the Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

(6)

May not lend any of its assets or make any other loan, except as permitted by the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff; provided, however, that this restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Explanatory Notes

The below notations are not considered to be part of each Fund’s fundamental investment restrictions and may be changed for any Fund without shareholder approval.

Unless otherwise indicated, all limitations under each Fund’s investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of a Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until Milliman determines that it is practicable to sell or close out the investment without undue market or tax consequences.

Temporary Defensive Positions

During temporary defensive periods, which may include periods during which options trading is not possible or practical for a Fund, the period during which investor assets are first being invested in a Fund, or during a Fund rebalance (i.e., the period during which the Fund is transitioning its Outcome Period), a Fund may deviate from its investment objective and strategies. During such periods, a Fund may invest up to 100% of its assets in the Collateral Portfolio and may not achieve its investment objective.

Portfolio Turnover

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio holdings for the year by the monthly average value of the portfolio holdings owned during the reporting period, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate of a Fund may vary greatly from year to year, as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable a Fund to receive favorable tax treatment. High portfolio turnover rates will generally result in higher brokerage expenses and may increase the volatility of a Fund.

The Funds are newly organized, and, as of the fiscal year ended December 31, 2021, have not had any portfolio turnover.

Disclosure of Portfolio Holdings

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures regarding the disclosure of Fund portfolio holdings information (the “Disclosure Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of Milliman or principal underwriter to a Fund, or any affiliated persons of those entities. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public portfolio holdings information until such time as the information is made available to all shareholders or the general public.

As used in the Disclosure Policy and throughout this SAI, the term “portfolio holdings information” includes information with respect to the portfolio holdings of the Funds, including holdings that are derivatives, but does not include aggregate, composite or descriptive information that, in the reasonable judgement of the Trust’s Chief Compliance Officer (“CCO”), does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading to the detriment of a Fund.

Consistent with current law, each Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

Exceptions to the Disclosure Policy (to the extent not otherwise permitted pursuant to an exclusion) will be made only when: (1) the Trust’s CCO (or his or her designee) determines in writing that a Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement or subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel; (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or fiduciary duties owed to Fund shareholders; and (4) such disclosures is documented and reported to the Board on a quarterly basis.

Under the Disclosure Policy, the receipt of compensation by a Fund, Milliman or any affiliate thereof, as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.

The Funds have ongoing arrangements to distribute information about the Funds’ portfolio holdings information to the Funds’ third-party service providers described herein (e.g., investment advisers, independent registered public accounting firm, administrator, transfer agent and fund accounting agent, custodian and legal counsel). These organizations are required to keep such information confidential and are prohibited from trading based on the information, or otherwise using the information, except as necessary to provide services to the Funds. No compensation or other consideration is received by the Funds, Milliman or any other party in connection with each such ongoing arrangement.

The Disclosure Policy also permits disclosure of portfolio holdings information to insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”), upon request or on a selective basis, reasonably prior to the scheduled release dates of such information in order to assist the Participating Insurance Companies with posting such information on their websites in compliance with Rule 30e-3 under the 1940 Act. The Disclosure Policy incorporates the Board’s determination that selectively disclosing portfolio holdings information to facilitate a Participating Insurance Company’s dissemination of the portfolio holdings information on its website is a legitimate business purpose of the Funds. Participating Insurance Companies that wish to receive such portfolio holdings information in advance of the public release date must sign a non-disclosure agreement requiring them to maintain the confidentiality of the information until the public release dates and to refrain from using that information to execute transactions on confidential portfolio holdings information. To obtain information about Fund portfolio holdings information, please contact your insurance company or other financial intermediary.

The Board exercises continuing oversight of the disclosure of each Fund’s portfolio holdings information by overseeing the implementation and enforcement of the Disclosure Policy and considering reports and recommendations by the Trust’s CCO concerning any material compliance matters that may arise in connection with the Disclosure Policy. The Board reserves the right to amend the Disclosure Policy at any time without prior notice in its sole discretion.

Trustees and Executive Officers of the Trust

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Trust. The Board, in turn, appoints the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series, as applicable. The current Trustees and officers of the Trust, their years of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation and other directorships held for the past five years, and the number of funds to which Milliman serves as investment adviser (the “Fund Complex”) that are overseen by each Trustee are set forth below. The address of each Trustee and officer is 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust[1]
Eric Berg (1958)	Trustee	Since July 2021	Owner of With You in Mind (independent analysis and research firm for insurance, asset management and wealth-management topics) since 2019; Chief Financial Officer of Midwest Holding Inc. (insurance and asset management company) 2022; Chief Financial Officer of Aviva India from 2018 to 2019; Investment Banker at Macquarie Capital from 2016 to 2018.	61	None
Nicholas Dalmaso (1965)	Lead Independent Trustee	Since July 2021	General Counsel of M1 Holdings Inc. and M1 Finance LLC (FINRA registered Broker/Dealer) since 2014; Founder/CEO of Sound Capital Holdings, Sound Capital Distributors (a FINRA registered Broker/Dealer) and Sound Capital Solutions (an Investment Advisor) since 2020; Chief Compliance Officer of M1 Finance LLC from 2014 to 2019.	61	Chair of Destra Capital Management Investment Company Boards (4 portfolios) since 2010; Independent Director of Keno/Kozie Associates (IT Consulting) from 2016 to 2018.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Daniel Ross Hayes (1957)	Trustee	Since July 2021	Director, Treasurer and Investment Committee Chair of ShoreRivers, Inc. (non-profit clean water advocacy corporation) since 2017.	61	None
Colleen McKenna Tucker (1970)	Trustee	Since September 2021	Executive Director of International Insurance Society (membership organization for the risk and insurance industry) since 2004.	61	None
Interested Trustee of the Trust
Adam Schenck[2] (1981)	Chair of the Board, President and Interested Trustee	Since November 2020	Principal Managing Director – Head of Fund Services of Milliman Financial Risk Management LLC since 2005.	61	None
Officers of the Trust
Arthur W. Jasion (1965)	Treasurer and Principal Financial Officer	Since July 2021	Senior Director and Fund Principal Financial Officer of Foreside Management Services, LLC since 2020; Partner, Ernst & Young LLP from 2012 to 2020.	N/A	N/A

Roger Pries (1965)	Chief Compliance Officer and Anti-Money Laundering Officer	Since July 2021

Fund Chief Compliance Officer of Foreside Fund Officer Services, LLC since 2019; Compliance Officer from 2016 to 2019 and Operational Risk Manager/Vice President from 2007 to 2016 at Citi Fund Services.

				N/A	N/A

Ehsan K. Sheikh (1987)	Secretary and Chief Legal Officer	Since July 2021	Senior Counsel of Milliman Financial Risk Management LLC since 2017, Associate Counsel from 2014 to 2017.	N/A	N/A

1	The Trustees of the Trust who are not “interested persons,” as defined under section 2(a)(19) of the 1940 Act, of the Trust (the “Independent Trustees”).

2	Adam Schenck is an “interested person,” as defined by the 1940 Act, of the Trust because of his employment by Milliman.

Board Leadership Structure

The Board approves financial arrangements and other agreements between the Funds, on the one hand, and Milliman or any of its affiliated parties, on the other hand. The Independent Trustees meet regularly as a group in executive session and with independent legal counsel. The Board has determined that the efficient conduct of the Board’s affairs makes it desirable to delegate responsibility for certain specific matters to various committees of the Board (each, a “Committee,” and, together, the “Committees”), as described below. The Committees meet as often as necessary or appropriate, either in conjunction with regular meetings of the Board or otherwise. The chair, if any, of each Committee is appointed by a majority of the Independent Trustees upon recommendation of the Committee. Adam Schenck, Interested Trustee, serves as Chairman of the Board. The Board has appointed Nicholas Dalmaso to serve as Lead Independent Trustee. The Lead Independent Trustee has several primary purposes, such as (i) to serve as the leader of the Independent Trustees; (ii) to communicate regularly with the other Independent Trustees; and (iii) to communicate regularly with the Chair of the Board, who is an employee of Milliman, investment adviser to the Trust, and other representatives of Milliman.

This structure is reviewed by the Board periodically, and the Board believes it to be appropriate and effective. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure, and considers whether its structure remains appropriate in light of the Funds’ current operations.

Each Trustee shall hold office for the lifetime of the Trust or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed or is incapacitated. The Board may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose.

The Officers of the Trust are appointed by the Board, or, to the extent permitted by the Trust’s By-laws, by one or more officers or agents of the Trust with power to appoint any such subordinate officers, and each shall serve at the pleasure of the Board. Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed from office with or without cause by the Board, or, to the extent permitted by the Trust’s By-laws, by any officer upon whom such power of removal shall have been conferred by the Board.

Committees of the Board

The Board has two standing committees: the Audit Committee and the Nominating and Governance Committee. The function of each Committee is oversight. In addition, each Committee may from time-to-time delegate certain of its functions to a subcommittee comprised of members of the Board.

The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting policies and practices of the Funds, the Funds’ internal control over financial reporting, and as the Committee deems appropriate, the internal controls of certain service providers; (ii) oversee the quality and objectivity of the Funds’ financial statements and the independent audits thereof; (iii) recommend the appointment of the Funds’ independent registered public accounting firm to the Board for the Board’s selection; (iv) act as a liaison between the Funds’ independent registered public accounting firm and the full board. The Audit Committee is composed of all of the Independent Trustees, and Mr. Berg serves as chairperson of the Audit Committee. As of the fiscal year ended December 31, 2021, the Audit Committee met one time.

The responsibilities of the Nominating and Governance Committee, among other things, include to: (i) assist the Board in its review and oversight of governance matters; (ii) assist the Board with the selection and nomination of candidates to serve on the Board; (iii) periodically review the composition of the Board and the committees’ structures (iv) assist the Board in evaluating the support provided to the Board and its committees and members by management, counsel and other service providers to the Board; and (v) undertake such other responsibilities as may be delegated to the Committee by the Board. The Nominating and Governance Committee is composed of all of the Independent Trustees, and Mr. Hayes serves as chairperson of the Nominating and Governance Committee. As of the fiscal year ended December 31, 2021, the Nominating and Governance Committee did not meet.

The Nominating and Governance Committee may consider nominations for candidates to serve as Trustees made by Fund shareholders. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, which should include the biographical information and qualifications of the proposed nominee. The Committee may request any additional information deemed reasonably necessary for the Committee to evaluate such nominee.

Board Oversight of Risk Management

The Board’s role is one of oversight, including oversight of each Fund’s risks, rather than day-to-day management. The Board’s committee structure allows the Board to focus on risk management as part of its broader oversight of the operations of the Funds. While day-to-day risk management of the Funds is Milliman’s responsibility, Trustees receive regular reports from the Trust’s CCO, Milliman and the Trust’s various service providers regarding investment risks and compliance risks. These reports allow the Board to focus on various risks and their potential impact on the Funds. The Board has discussions with the Trust’s CCO and Milliman, as well as the portfolio managers, regarding how they monitor and seek to control such risks. Additionally, the Trust’s CCO and other officers of the Funds regularly, and on an ad hoc basis, report to the Board on a variety of risk-related matters.

The Board has retained Milliman as each Fund’s investment adviser. Milliman is responsible for the day-to-day operation of the Funds. Milliman may delegate the day-to-day management of the investment operations of each of the Funds to one or more sub-advisers. Milliman will be responsible for supervising the services provided by each sub-adviser including risk management services.

Additionally, the Board meets periodically with the Trust’s CCO who reports to the Trustees regarding the compliance of the Funds with the federal securities laws and the internal compliance policies and procedures of the Funds. The Board also reviews the CCO’s annual report, including the CCO’ compliance risk assessments for the Funds.

Trustees’ Qualifications and Experience

The Nominating and Governance Committee is responsible for identifying, evaluating and nominating trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s executive, business, consulting, and/or legal positions; experience from service as a director/trustee of other investment companies, public companies, or non-profit entities or other organizations; educational background or professional training or practice; and/or other life experiences.

The Board believes that each of the Trustees has the ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with each other, Milliman, other service providers, Trust counsel and the independent registered public accounting firm; and to exercise effective business judgment in the performance of his or her duties. The following provides a brief summary of the information that led to the conclusion that each Trustee should serve as a Trustee of the Board.

Eric Berg has served as a trustee of the Trust since July 2021. The Board believes that Mr. Berg’s experience as an investment banker and chief financial officer, as well as his accounting experience, benefits the Funds. Mr. Berg qualifies as an “audit committee financial expert,” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Berg has gained over the course of his career and through his financial and accounting industry experience.

Nicholas Dalmaso has served as a trustee of the Trust since July 2021. The Board believes that Mr. Dalmaso’s experience in the financial services, investments, banking, and fintech industries benefits the Funds.

Daniel Ross Hayes has served as a trustee of the Trust since July 2021. The Board believes that Mr. Hayes’ experience in the investment, annuity, life, mutual fund and retirement industries, including his experience as president of a registered investment adviser, benefits the Funds.

Adam Schenck has served as a trustee of the Trust since November 2020. The Board believes that Mr. Schenck’s experience with Milliman as a Managing Director and Portfolio Manager benefits the Funds.

Colleen McKenna Tucker has served as a trustee of the Trust since September 2021. The Board believes that Ms. Tucker’s experience in the insurance industry, including in various management positions, benefits the Funds.

References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Trustee Ownership of Fund Shares

No Trustee beneficially owned shares of any Fund as of the calendar year ended December 31, 2021.

Trustee Compensation

Independent Trustees shall each receive an annual salary of $15,000 for the entire Fund Complex. The interested trustee does not receive compensation from the Trust for his service as a Trustee.

All Trustees are reimbursed for expenses in connection with each Board meeting attended, with this reimbursement allocated to the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Independent Trustees. Set forth below is the total compensation received by the Independent Trustees for the fiscal year ending December 31, 2021.

Name of Independent Trustee	Aggregate Compensation[1] From the Trust	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex Paid to Trustees
Eric Berg	$7,500	None	None	$7,500
Nicholas Dalmaso	$7,500	None	None	$7,500
Daniel Hayes	$7,500	None	None	$7,500
Colleen McKenna Tucker	$3,750	None	None	$3,750

1	Aggregate compensation is comprised of all applicable retainers and meeting fees, but does not include reimbursements for Trustee expenses.

Codes of Ethics

Federal law requires the Trust, each of its investment advisers (i.e., Milliman with respect to the Funds) and the Trust’s principal underwriter to adopt codes of ethics, which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust).

Proxy Voting Guidelines

Federal law requires the Trust and each of its investment advisers (i.e., Milliman with respect to the Funds) to adopt procedures for voting proxies (the “Proxy Voting Policy”) and to provide a summary or copy of the Proxy Voting Policy used to vote the securities held by each Fund. The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Milliman. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 1-855-700-7959, (ii) online at www.millimanfunds.com or (iii) on the SEC’s website at www.sec.gov. A copy of such Proxy Voting Policy is attached as Appendix B to this SAI.

Investment Advisory and Other Services

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”), located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, serves as investment adviser to each Fund. Milliman is a wholly owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $176 billion in assets as of December 31, 2021.

Under the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, Milliman manages the Funds in accordance with the policies and procedures established by the Board, and has agreed to perform, or arrange for the performance of, the day-to-day management of each Fund’s portfolio. Milliman also pays all expenses incurred by it in connection with its activities under the Advisory Agreement, including, but not limited to, expenses of all necessary investment and management facilities and investment personnel, including salaries, expenses and fees of any personnel required for it to faithfully perform its duties under the Advisory Agreement, and expenses of administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the efficient conduct of the Adviser’s duties under the Advisory Agreement. In addition, Milliman pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions, including Participating Insurance Companies and/or their affiliates, in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder support services, as further described under “Distribution and Servicing of Shares” below.

The Advisory Agreement continues in effect for an initial period of no more than two years and, thereafter, shall continue automatically for successive annual periods; provided, however, that such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated at any time as to a particular Fund, without the payment of any penalty, by vote of a majority of the outstanding voting securities of that Fund, by the Board or by Milliman on not more than 60 days’ written notice. The Advisory Agreement further provides that Milliman may render similar services to others.

For services provided under the Advisory Agreement, Milliman receives from each Fund an annual fee, paid monthly, equal to [__]% of the average daily net assets of each Fund. The Funds are newly organized, and, as of the fiscal year ended December 31, 2021, had not paid any investment advisory fees.

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to [__]% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least [___] 2023. During its term, the Expense Limitation Agreement with respect to a Fund cannot be terminated or amended to increase the applicable limit without approval of the Board. Milliman may recoup from a Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.

In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to each Fund’s acquired fund fees and expenses until at least [___] 2023. This contract cannot be terminated or modified for a Fund without the consent of the Board.

Portfolio Managers

The portfolio managers are primarily responsible for the day-to-day management of the Funds. There are currently four portfolio managers: Robert Cummings, Maria Schiopu, Jeff Greco and Jordan Rosenfeld. Prior to the the Trust’s most recent fiscal year ended December 31, 2021, the Funds had not commenced operations and, therefore, none of the portfolio managers beneficially owned any shares of the Funds.

The portfolio managers are paid competitive salaries by Milliman. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities.

The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest. The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts.

With respect to securities transactions for the Funds, Milliman determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Funds and other accounts, orders are placed at the same time. Milliman uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. Milliman generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Funds and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

The portfolio managers manage the investment vehicles with the number of accounts and assets, as of December 31, 2021, set forth in the table below. None of the accounts managed by the portfolio managers pay an advisory fee that is based upon the performance of the account.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Robert T. Cummings	88	$5,870	0	$0	0	$0
Maria Schiopu	32	$44,427	0	$0	0	$0
Jeff Greco	19	$33,277	0	$0	0	$0
Jordan Rosenfeld	9	$23	0	$0	0	$0

Transfer Agent and Fund Accounting Agent

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Funds pursuant to a transfer agent servicing agreement and as Fund accounting agent pursuant to a fund accounting servicing agreement.

Administrator

Fund Services also serves as the administrator for the Funds pursuant to a fund administration servicing agreement (the “Fund Administration Servicing Agreement”). Under the Fund Administration Servicing Agreement, Fund Services is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust. Fund Services generally will assist in many aspects of the Trust’s and the Funds’ operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), assisting in preparing reports to shareholders or investors, assisting in the preparation and filing of tax returns, supplying financial information and supporting data for reports to and filings with the SEC, and supplying supporting documentation for meetings of the Board.

Prior to the Trust’s most recent fiscal year ended December 31, 2021, the Funds had not commenced operations and thus had paid no administrative services fees pursuant to the Fund Administration Servicing Agreement.

Custodian

U.S. Bank, N.A. (“Custodian”), located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Custodian for the Funds pursuant to a custody agreement (the “Custody Agreement”). The Custodian holds each Fund’s assets, among other duties. Under the Custody Agreement, the Custodian is also authorized to appoint certain foreign custodians for Fund investments outside of the United States.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, IL 60606, serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

[___] located at [___] has been selected as the independent registered public accounting firm for the Trust. As such, they are responsible for auditing each Fund’s annual financial statements.

Distribution and Servicing of Shares

Foreside Fund Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, ME 04101, serves as underwriter for each Fund in the continuous distribution of its shares pursuant to a Distribution Agreement (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Board or by the vote of a majority of the outstanding shares of a particular Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor is not affiliated with the Trust or Milliman.

Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to the Funds’ Class 3 shares. The Rule 12b-1 Plan permits the Funds to pay the Distributor, as the Funds’ principal underwriter, for expenses associated with the distribution of Class 3 shares of the Funds. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3. All Rule 12b-1 Plan payments received by the Distributor shall be held to be used solely for distribution-related expenses and shall not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Funds to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Funds or their shareholders.

Prior to the Trust’s most recent fiscal year ended December 31, 2021, the Funds had not commenced operations and thus the Distributor had not received any distribution fees under the Rule 12b-1 Plan and the Funds had made no expenditures using these fees.

Distribution fees may be paid to the Distributor or to Participating Insurance Companies and/or their affiliates, or to any other eligible institution, for the provision of (i) distribution activities related to the indirect marketing of the Funds to the owners of variable annuity contracts or variable life insurance policies (each, a “Contract Owner,” and, collectively, the “Contract Owners”), and/or (ii) other Contract Owner services.

As required by Rule 12b-1, the Rule 12b-1 Plan was approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan (the “12b-1 Plan Independent Trustees”). The Rule 12b-1 Plan may be terminated for Class 3 shares of a Fund by vote of a majority of the 12b-1 Plan Independent Trustees, or by vote of a majority of the outstanding shares of that class. Any change in the Rule 12b-1 Plan that would materially increase the amount to be spent for distribution requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Rule 12b-1 Plan may be amended by vote of the Trustees, including a majority of the 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose. All agreements with any person relating to the implementation of the Rule 12b-1 Plan may be terminated for any Fund at any time on 60 days’ written notice without the payment of any penalty, by vote of a majority of the 12b-1 Plan Independent Trustees or by a vote of the majority of the outstanding shares of Class 3 of that Fund. The Rule 12b-1 Plan will continue in effect for successive one-year periods; provided, however, that each such continuance is specifically approved by the vote of a majority of the Board, and the Rule 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose.

Dealer Compensation

At the request of the Trust, the Distributor may, in its discretion, enter into selling agreements with financial intermediaries as the Trust may select, so that such intermediaries may sell shares of the Funds. These dealers will be compensated either pursuant to the Funds’ Rule 12b-1 Plan or by Milliman out of its own legitimate profits.

Payments to Participating Insurance Companies and/or their Affiliates

Marketing Support Services. Milliman may, from time to time, at its expense and from its own legitimate profits, make cash payments to Participating Insurance Companies and/or their affiliates as an incentive to promote the sale and retention of Fund shares and for other marketing support services, as further described in the Prospectus. Such cash payments may be calculated on the average daily net assets of the applicable Fund(s) attributable to that particular Participating Insurance Company and/or its affiliates (“Asset-Based Payments”) during a defined period. Milliman may also make other cash payments to Participating Insurance Companies and/or their affiliates in addition to, or in lieu of, any Asset-Based Payments, in the form of payments for travel expenses; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in Milliman’s discretion. In certain cases, these other payments could be significant to the Participating Insurance Companies and/or their affiliates. Generally, commitments to make such payments are terminable upon notice to the Participating Insurance Companies and/or their affiliates.

Administrative Support Services. Milliman contracts with Participating Insurance Companies and/or their affiliates for certain administrative services relating to the Funds, which services are described in the Prospectus. Each Participating Insurance Company and/or its affiliates negotiates the fees to be paid for the provision of these services. The cost of providing the services and the overall package of services provided may vary from one arrangement to another. Milliman does not make an independent assessment of a Participating Insurance Company’s or its affiliate’s cost of providing such services. Milliman pays for these administrative support services out of its own legitimate profits.

Payments to Participating Insurance Companies. As of the date of this SAI, Milliman makes payments out of its own legitimate profits to only one Participating Insurance Company and/or its affiliates for certain administrative support services relating to the Funds. This information may change over time. Certain arrangements may be in the process of being negotiated, and there is a possibility that payments will be made retroactively to Participating Insurance Companies and/or their affiliates, which are not otherwise listed. Accordingly, please contact your Participating Insurance Company to determine whether it or its affiliates currently may be receiving such payments and to obtain further information regarding any such payments.

Brokerage Allocation and Other Practices

Brokerage Allocation

An investment adviser has a fiduciary duty to engage in brokerage practices that are in the best interests of its clients and to place the interests of its clients above all other interests in the broker selection process. Accordingly, Milliman has an obligation to seek to obtain the “best execution” for each Fund’s transactions. “Best execution” is defined as the most favorable execution possible, considering such factors as the broker’s services, research provided, commissions charged, volume discounts offered, execution capability, reliability and responsiveness of the broker-dealer. Milliman may test the execution quality of the broker-dealer to which Milliman submitted the trade. This may include comparing a sample of executed equity trades and the prices that were in the market at the time of the trade (e.g., by comparing it to a third-party pricing source). In selecting a broker for each specific transaction, Milliman uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain “best execution.” The full range and quality of brokerage services available will be considered in making these determinations. Such services may consist of the following: (i) trading capabilities, including execution speed and ability to provide liquidity; (ii) commissions and/or fees both in aggregate and on a per share basis; (iii) capital strength and stability; (iv) settlement processing; (v) use of technology and other special services; (vi) responsiveness, reliability, and integrity; and, if applicable, (vii) the nature and value of research provided. Milliman will consider total transaction costs when selecting brokers for trade execution. Total transaction costs include: (i) market impact cost; (ii) lost opportunity to trade cost; (iii) time-to-market cost; (iv) commissions on agency trades or the spreads on principle trades; and (v) bid-ask spread.

Prior to the Trust’s most recent fiscal year ended December 31, 2021, the Funds had not commenced operations and thus had paid no brokerage commissions.

Soft Dollars

As a matter of policy, Milliman does not intend to maintain any soft dollar arrangements. Milliman may receive research on the economy, derivative instruments, flows and conditions from many broker-dealers. This information is commonly distributed by many broker-dealers to many market participants, is not associated with particular transactions, and does not obligate Milliman to trade with any particular broker-dealer. As these items are made readily available by many broker-dealers to many market participants and they do not affect Milliman’s selection of a particular broker-dealer for a specific transaction, Milliman does not believe that it has conflicts of interest related to soft dollars in the case of Fund transactions.

Prior to the Trust’s most recent fiscal year ended December 31, 2021, the Funds had not commenced operations and thus had paid no soft dollar commissions.

Affiliated Brokers

Prior to the Trust’s most recent fiscal year ended December 31, 2021, the Funds had not commenced operations and thus had paid no brokerage commissions to affiliated broker-dealers.

Purchases, Redemptions and Pricing of Shares

Purchases and Redemptions of Shares

Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life insurance policies (together, “Variable Contracts,” and, each, a “Variable Contract”) offered by Participating Insurance Companies, or as otherwise described in the Prospectus.

The Funds generally plan to redeem their shares for cash. If, however, conditions exist that make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments, which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other assets, a shareholder would incur transaction costs in disposing of the redemption proceeds.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Trust may suspend the right of redemption for such periods of time as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange (the “Exchange”) is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or other assets, or the valuation of net assets, not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Pricing of Shares

The offering price of a Fund’s shares is based on the Fund’s NAV per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the Exchange (generally 4:00 p.m., Eastern time) on each business day the Exchange is open for regular trading. If the Exchange closes early on a valuation day, a Fund shall determine NAV as of that time.

To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Funds’ investments may change on days when shares cannot be purchased or redeemed. In addition, each Fund reserves the right to not determine NAV when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund’s portfolio do not affect the Fund’s NAV.

Portfolio securities are generally valued utilizing prices provided by independent pricing services. The Board has authorized each Fund and Fund Services, the Funds’ accounting agent, to use prices provided by certain pricing service vendors (each, a “Pricing Service”) as described below.

Equity Securities and Options. Equity securities and options contracts, for which accurate and reliable market quotations are readily available, will be valued by Fund Services as described below:

A.

Equity securities, including shares of ETFs, listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

B.

FLEX Options will be valued at a market-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a market price, FLEX Options prices will be provided by a model-pricing provider. Otherwise, the value of a FLEX option will be determined by the Trust’s pricing committee (the “Pricing Committee”) in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”).

C.	OTC options are valued at the mean of the most recent bid and the asked price, if available, or otherwise at their closing bid price.

D.	Redeemable securities issued by mutual funds shall be valued at the mutual fund’s applicable NAV.

Fund Services will obtain all market quotations used in valuing equity securities from a Pricing Service. If no quotation can be obtained from a Pricing Service, then Fund Services will contact the Pricing Committee. The Pricing Committee is responsible for establishing valuation of portfolio securities and other instruments held by a Fund in accordance with the Valuation Procedures. The Pricing Committee will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied, the Pricing Committee must determine if a “fair value” of such portfolio security or other asset must be provided by the Pricing Committee pursuant to the Valuation Procedures.

Fixed Income Securities. Subject to the special pricing situations set forth below, fixed income securities will be valued by the Fund Services as follows:

A.	Fixed income securities will be valued using a Pricing Service.

B.

Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

(i)	the credit conditions in the relevant market and changes thereto;

(ii)	the liquidity conditions in the relevant market and changes thereto;

(iii)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

(iv)	issuer-specific conditions (such as significant credit deterioration); and

(v)

any other market-based data the Pricing Committee considers relevant. In this regard, the Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

C.

Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by the Pricing Committee at the average of the bid quotations obtained daily from at least two recognized dealers.

Fund Services will obtain all pricing data for use in valuing fixed income securities from a Pricing Service, or, if no price is available from a Pricing Service, then Fund Services will contact the Pricing Committee, which will attempt to obtain one or more broker quotes from the selling dealer or financial institution for the security daily and will value the security accordingly. If the Pricing Committee has reason to question the accuracy or reliability of a price supplied or the use of the amortized cost methodology, the Pricing Committee must determine if a “fair value” of such portfolio security or other asset must be provided by the Pricing Committee pursuant to the Valuation Procedures. From time to time, the Pricing Committee will request that Fund Services submit price challenges to a Pricing Service, usually in response to any updated broker prices received.

Additional Information Concerning the Trust

Description of Shares

The shares of a Fund represent an interest in that Fund’s securities and other assets and in its profits or losses. Each fractional share of a class of a Fund has the same rights, in proportion, as a full share of that class of that Fund. The Board may change the designation of any Fund and may increase or decrease the numbers of shares of any Fund but may not decrease the number of shares of any Fund below the number of shares then outstanding.

Each Fund currently offers one class of shares: Class 3, which is subject to a Rule 12b-1 Plan that is described above.

Except as described below, all classes of shares of the Funds will have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. If multiple classes are issued, the only differences between classes will be (a) each class may be subject to different expenses specific to that class; (b) each class will have a different identifying designation or name; and (c) each class will have exclusive voting rights with respect to matters solely affecting that class. Each Fund does not anticipate that there will be any conflicts between the interests of holders of different classes of its shares by virtue of those classes.

Each issued and outstanding class of a share in a Fund is entitled to participate equally in dividends and other distributions declared by that class of a Fund and, upon liquidation or dissolution, in the net assets of such Fund remaining after satisfaction of outstanding liabilities. The shares of each Fund, when issued, are fully paid and nonassessable.

The Trust does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by the Trust of a request in writing signed by shareholders owning not less than 25% of the total combined votes of all shares of the Trust issued and outstanding, as provided in the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) and By-laws of the Trust. There normally will be no meeting of the shareholders for the purpose of electing Trustees unless, and until such time as, the Trustees then in office call a shareholders’ meeting for that purpose. To the extent that Section 16(c) of the 1940 Act applies to a Fund, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders owning at least 10% of the aggregate number of votes to which shareholders of that Fund are entitled, as provided in the Declaration of Trust and By-laws of the Trust.

The Declaration of Trust provides that each shareholder, by virtue of having become a shareholder of the Trust, shall be bound by the terms of the Declaration of Trust. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders for claims other than U.S. federal securities law claims beyond the process otherwise required by law. This process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration of Trust details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to consider and investigate the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The Trust’s process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process.

The Declaration of Trust also requires that actions by shareholders against the Trust or any Fund, except for actions under the U.S. federal securities laws to the extent that any such federal securities laws, rules or regulations, do not permit the application of the Declaration of Trust provisions, be brought only in the United States District Court for the Southern District of New York or, solely with respect to matters relating to the organization or internal affairs of the Trust or as otherwise required by law, in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware (collectively, the “Exclusive Jurisdictions”), and that the right to jury trial be irrevocably waived to the fullest extent permitted by law. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more convenient and favorable to the shareholder. A court may choose not to enforce these provisions of the Declaration of Trust.

Voting Rights

Each shareholder of the Trust is entitled to one vote for each dollar of NAV of a Fund owned by the shareholder. Matters in which the interests of all the Funds are substantially identical (such as the election of Trustees) will be voted on by all shareholders without regard to the separate Funds. Matters that affect a particular Fund (such as approval of its investment advisory agreement or a change in its fundamental investment restrictions) will be voted on separately by that Fund, except that, as to matters affecting the interests of one particular class of a Fund’s shares, the affected shareholders will vote as a separate class.

To the extent required by law, Contract Owners are entitled to give voting instructions with respect to Fund shares held in the separate accounts of Participating Insurance Companies. Participating Insurance Companies will vote with respect to the shares in accordance with such instructions unless otherwise legally required or permitted to act with respect to such instructions.

Tax Status

The following sections are a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”). Because shares of the Fund are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to Contract Owners.

This “Tax Status” section and the “Other Tax Consequences” and “Tax Consequences to Shareholders” sections are based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. For federal income tax purposes, the insurance company (rather than the Contract Owner) is treated as the owner of the shares of the Fund selected as an investment option. Contract Owner should consult their own tax advisors for more information on their tax situation, including the possible applicability of federal, state, local and foreign taxes.

Different tax rules may apply depending on how an Underlying ETF in which the Fund invests is organized for federal income tax purposes. The Fund may invest in Underlying ETFs treated as regulated investment companies for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of the Fund.

Unless otherwise indicated, the discussion below with respect to the Fund includes its pro rata share of the dividends and distributions paid by an Underlying ETF. In addition, unless otherwise indicated, the tax consequences described below in respect of the Fund’s investments apply to any investments made directly by the Fund and to any investments made by an Underlying ETF that is a regulated investment company.

Taxation of the Fund

The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

●

Distribution Requirement– the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●

Income Requirement– the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

●

Asset Diversification Test– the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

The Fund may use “equalization” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see “Taxation of Fund Distributions— Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i)

any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii)

the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Fund has a fiscal year ending in December, the amount of qualified late-year losses (if any) is computed without regard to any items of ordinary income or losses that are incurred after December 31 of the taxable year.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise Tax Distribution Requirements. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Federal excise taxes will not apply to the Fund in a given calendar year, however, if all of its shareholders (other than certain “permitted shareholders”) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products. For purposes of determining whether the Fund qualifies for this exemption, any shares attributable to an investment in the Fund made in connection with organization of the Fund is disregarded as long as the investment does not exceed $250,000. Permitted shareholders include other RICs eligible for the exemption (e.g., insurance dedicated fund-of-funds). If the Fund fails to qualify for the exemption, the Fund intends to declare and pay these distributions in December (or to pay them in January, in which case shareholders must treat them as received in December) to avoid any material liability for federal excise tax, but can give no assurances that its distributions will be sufficient to eliminate all taxes. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available, such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so.

Special Rules Applicable to Variable Contracts

The Fund intends to comply with the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). If these requirements are not met, or under other limited circumstances, it is possible that the Contract Owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts. The Fund intends to comply with these diversification requirements.

Section 817(h) of the Internal Revenue Code generally requires a Variable Contract (other than a pension plan contract) that is based on a segregated asset account to be adequately diversified. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the Fund must either (a) satisfy the Asset Diversification Test and have no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (b) have no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For the purposes of clause (b), all securities of the same issuer are considered a single investment, each agency or instrumentality of the U.S. government is treated as a separate issuer of securities, and a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer of securities.

Section 817(h) of the Internal Revenue Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as the Fund. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if–

●	All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

●	Public access to such investment company is available exclusively through the purchase of a Variable Contract.

As provided in their offering documents, all the beneficial interests in the Fund are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Fund (and any corresponding regulated investment company such as a fund-of-funds that invests in the Fund) is available solely through the purchase of a Variable Contract (such a fund is sometimes referred to as a “closed fund”). Under the look-through rule of Section 817(h) of the Internal Revenue Code and Treasury Regulations Section 1.817-5(f), a pro rata portion of each asset of the Fund, including a pro rata portion of each asset of any Underlying ETF that is a closed fund in which the Funds invest, is treated as an asset of the investing segregated asset account for purposes of determining whether the segregated asset account is adequately diversified. See also, Revenue Ruling 2005-7.

For a Variable Contract to qualify for tax deferral, assets in the segregated asset accounts supporting the contract must be considered to be owned by the insurance company and not by the Contract Owner. Accordingly, a Contract Owner should not have an impermissible level of control over the Fund’s investment in any particular asset so as to avoid the prohibition on investor control. If the Contract Owner were considered the owner of the segregated asset account, income and gains produced by the underlying assets would be included currently in the Contract Owner’s gross income with the Variable Contract being characterized as a mere “wrapper.” The Treasury Department has issued rulings addressing the circumstances in which a Contract Owner’s control of the investments of the segregated asset account may cause the Contract Owner, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account, and is likely to issue additional rulings in the future. It is not known what standards will be set forth in any such rulings or when, if at all, these rulings may be issued.

The IRS may consider several factors in determining whether a Contract Owner has an impermissible level of investor control over a segregated asset account. One factor the IRS considers when a segregated asset account invests in one or more RICs is whether a RIC’s investment strategies are sufficiently broad to prevent a Contract Owner from being deemed to be making particular investment decisions through its investment in the segregated asset account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a Contract Owner from being deemed to be making particular investment decisions through its investment in a segregated asset account. The relationship between the Fund and the Variable Contracts is designed to satisfy the current expressed view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the Fund reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that a Variable Contract might be subject to current taxation because of investor control.

Another factor that the IRS examines concerns actions of Contract Owners. Under the IRS pronouncements, a Contract Owner may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular fund. A Contract Owner thus may not select or direct the purchase or sale of a particular investment of the Fund. All investment decisions concerning the Fund must be made by the portfolio managers in their sole and absolute discretion, and not by a Contract Owner. Furthermore, under the IRS pronouncements, a Contract Owner may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Fund.

The IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control” over a segregated asset account’s investments in funds such as the Fund, and such guidance could affect the treatment of the Fund, including retroactively. In the event that additional rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Fund will not have to change its investment objectives or investment policies. The Fund’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing Contract Owners to be considered the owners of the shares of the Fund.

Other Tax Consequences

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund also may recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to the separate account. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to the separate account may be qualified dividends eligible for the corporate dividends-received deduction. See the discussion below under the heading, “Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be distributable as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be distributable as long-term capital gain. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any excess will be treated as gain from the sale of its shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Internal Revenue Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to the Fund’s shareholders their pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income than it actually distributes. The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass through of foreign tax credits to shareholders.

Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. (Under the TCJA, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Consent Dividends. The Fund may utilize the consent dividend provisions of section 565 of the Internal Revenue Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Additional Information on Portfolio Instruments, Strategies and Investment Policies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If a Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax- exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund’s ordinary income distributions to shareholders, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.

Dividends received generally are eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Tax Consequences to Shareholders

Since shareholders of the Fund will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

Control Persons and Principal Holders of Securities

Because the Funds are available as investments for Variable Contracts offered by certain Participating Insurance Companies, the Participating Insurance Companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25% of a Fund’s shares). However, a Participating Insurance Company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions timely received from Contract Owners. In addition, a Participating Insurance Company is expected to vote shares attributable to Variable Contracts as to which no voting instructions are received from Contract Owners in the same proportion (for, against or abstain) as those for which timely instructions are received. As a result, a small number of Contract Owners could determine whether Fund proposals are approved.

Prior to the date of this SAI, the Funds had not yet commenced operations and, therefore, no Participating Insurance Company held shares of any Fund. The Funds may sell their shares to one or more Participating Insurance Companies from time to time.

Since the Funds have not yet commenced operations prior to the date of this SAI, no shareholder owned 5% or more of the outstanding shares of a Fund.

Prior to the date of this SAI, the Funds had not yet commenced operations. Accordingly, as of the date of this SAI, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of any class of the Funds.

Financial Statements

The Funds are newly organized and therefore had not yet had any investment operations prior to the fiscal year ended December 31, 2021.

APPENDIX A

Debt Ratings

This Appendix includes a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch. The descriptions relate to general long-term and short-term obligations of an issuer. A rating is generally assigned to a debt security at the time of issuance by a credit rating agency designated as an NRSRO by the SEC, such as Moody’s, S&P and Fitch. While NRSROs may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to instruments at issuance do not necessarily represent ratings that would be given to those instruments on a particular subsequent date.

Moody’s Ratings

Long-Term Obligations

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Absence of Rating: Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Short-Term Obligations

Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations, generally with an original maturity not exceeding thirteen months.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt Obligations

There are three rating categories for short-term municipal obligations that are considered investment grade and are designated as Municipal Investment Grade (MIG). In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

S&P Ratings

Long-Term Obligations

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C: Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

NR: NR indicates no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Obligations

A-1: A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Municipal Short-Term Obligations

An S&P U.S. municipal note rating reflects S&P opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch Ratings

Long-Term Obligations

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. AA ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. A ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. BB ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. B ratings indicate that material credit risk is present.

CCC: Substantial credit risk. CCC ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. CC ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. C indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned RD or D ratings, but are instead rated in the B to C rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA obligation rating category, or to corporate finance obligation ratings in the categories below CCC.

The subscript ’emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Obligations (Corporate and Public Finance)

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Last approved January 2, 2020

APPENDIX B

PROXY VOTING POLICY

MILLIMAN FINANCIAL RISK MANAGEMENT LLC

POLICY

Milliman Financial Risk Management LLC (“Milliman FRM”), as a matter of policy and as a fiduciary, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of Investment Companies for which it is the primary investment adviser or a sub-adviser to whom proxy voting has been delegated by the client’s fund board. Milliman FRM maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about its proxy policies and practices. Milliman FRM’s policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

RESPONSIBILITY

Milliman FRM’s Chief Compliance Officer and Compliance team are responsible for the implementation and monitoring of this proxy voting policy, practices, disclosures and record keeping, including outlining the voting guidelines in these procedures.

Milliman FRM employs a third party proxy advisory firm (a “Proxy Adviser”) to effectuate voting and the receipt of records related to voting, and employs policies and procedures in order to evaluate the services of the Proxy Adviser. Milliman FRM’s CCO and Proxy Committee are responsible for developing and overseeing “Proxy Voting Guidelines” where applicable, including oversight of the Proxy Adviser.

DISCLOSURE

Milliman FRM will provide conspicuously displayed information in its Form ADV Part 2A summarizing this proxy voting policy and procedures.

PROCEDURES

1.	Principals.

a.

Principles. Milliman FRM’s primary purpose is to vote proxies in the best interests of Investment Companies for which it is the primary adviser and will generally vote for, against, consider on a case-by-case basis, or abstain from voting as indicated below. Milliman FRM may utilize independent research reports to inform its proxy voting.

b.	Proxy Committee. Milliman FRM’s Proxy Committee meets at least quarterly. Among other duties, the Committee:

i.	Reviews voting activity during the previous quarter,

ii.	Reviews timely voting issues which may be relevant to clients, and

B-1

Last approved January 2, 2020

iii.	Performs diligence and oversight of the Proxy Adviser to ensure the information and advice received results in proxy voting that is in the best interest of Milliman FRM’s clients, including:

1.	evaluating any Proxy Adviser in advance of retention;

2.	evaluating the process for addressing potential factual errors, incompleteness or methodological weakness in the Proxy Adviser’s analysis;

3.	Adopting policies for evaluating the Proxy Adviser’s services; and

4.	Determining when to exercise proxy voting opportunities.

2.	Circumstances.

i.	Milliman FRM is Primary Investment Adviser

1.	Where Milliman FRM serves as the primary investment adviser to the Investment Company, Milliman FRM’s Proxy Committee will utilize the Proxy Voting Guidelines.

ii.	Milliman FRM is Sub-adviser, and Investment Company retains voting rights

1.

Where Milliman serves as a sub-adviser to the Investment Company and the Investment Company has retained the right to vote its own proxies, Milliman FRM will not be obligated to take any action with respect to proxy voting.

iii.	Milliman FRM is Sub-adviser, and Investment Company delegates voting rights

1.

Where Milliman FRM serves as a sub-adviser to the Investment Company and the Investment Company has delegated proxy voting responsibility to Milliman FRM, Milliman FRM will utilize the Proxy Voting Guidelines.

iv.	Milliman is Primary Investment Adviser or Sub-Adviser to Mutual Funds of Funds

1.

Milliman FRM serves as investment adviser to certain investment companies which invest in other investment companies that are not affiliated (“Underlying Funds”) and are required by the Investment Company Act of 1940, as amended (the “1940 Act”) Act to handle proxies received from Underlying Funds in a certain manner. Notwithstanding the guidelines provided in these procedures, it is the policy of Milliman FRM to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act.

3.

Obtaining More Information. Investment Companies for which Milliman FRM is the primary adviser may obtain a record of Milliman FRM’s proxy voting, free of charge, by calling its main office at (312) 726-0677.

B-2

MILLIMAN VARIABLE INSURANCE TRUST

File Nos. 811-23710 & 333-257356

PART C

 Other Information

Item 28. Exhibits.

The following exhibits are filed herewith, except as noted:

(a)	Agreement and Declaration of Trust

	(i)	Certificate of Trust dated November 2, 2020, incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed on June 24, 2021

	(ii)	Certificate of Amendment to the Certificate of Trust dated January 25, 2021, incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed on June 24, 2021

	(iii)	Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

(b)	By-laws

	(i)	By-Laws effective as of November 2, 2020, incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed on June 24, 2021.

(c)	Instruments Defining Rights of Security Holders

	(i)	Amended and Restated Agreement and Declaration of Trust

		(a)	Article III, Shares
		(b)	Article IV, The Board of Trustees
		(c)	Article V, Shareholders’ Voting Powers and Meetings
		(d)	Article VI, Net Asset Value, Distributions and Redemptions
		(e)	Article VII, Compensation and Limitation of Liability of Trustees
		(f)	Article VIII, Miscellaneous

	(ii)	By-Laws

		(a)	Article II, Shareholders
		(b)	Article VI, Execution of Instruments, Voting of Securities
		(c)	Article VIII, Amendments

	(iii)	Part B, Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

	(i)	Investment Advisory Agreement, dated September 17, 2021, between the Registrant and Milliman Financial Risk Management LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

(e)	Underwriting Contracts

	(i)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

	(i)	Custody Agreement, dated September 23, 2021, between the Registrant and U.S. Bank National Association, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

(1) First Amendment to the Custody Agreement, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

(h)	Other Material Contracts

	(i)	Fund Administration Servicing Agreement between the Registrant and U.S Bancorp Fund Services, LLC d/b/a/ U.S Bank Global Fund Services, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

	(ii)	Fund Accounting Services Agreement between the Registrant and U.S Bancorp Fund Services, LLC d/b/a/ U.S Bank Global Fund Services, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

	(iii)	Transfer Agent Servicing Agreement between the Registrant and U.S Bancorp Fund Services, LLC d/b/a/ U.S Bank Global Fund Services, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

	(iv)	Fund PFO/Treasurer Agreement, dated September 21, 2021, between the Registrant and Foreside Fund Officer Services, LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

	(v)	Fund CCO and AMLO Agreement, dated September 21, 2021, between the Registrant and Foreside Fund Officer Services, LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

	(vi)	Expense Limitation Agreement, effective as of April 29, 2022, between the Registrant and Milliman Financial Risk Management LLC, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

	(vii)	Fee Waiver Agreement, effective as of April 29, 2022, between Milliman Financial Risk Management LLC and the Registrant, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

	(viii)	Expense Limitation Agreement, effective as of April 29, 2022, between Milliman Financial Risk Management LLC and the Registrant, on behalf of Milliman Money Market Fund, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

	(ix)	Fee Waiver Agreement, effective as of April 29, 2022, between Milliman Financial Risk Management LLC and the Registrant, on behalf of Milliman Money Market Fund, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

(i)	Legal Opinion

	(i)	To be filed by amendment

(j)	Other Opinions

	(i)	None

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

	(i)	Seed Capital Purchase Agreement, dated September 24, 2021, between the Registrant and Milliman Financial Risk Management LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

(m)	Rule 12b-1 Plan

	(i)	Distribution and Service Plan of the Registrant, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed on September 21, 2021

(n)	Rule 18f-3 Plan

Not Applicable

(o)		Not Applicable

(p)	Code of Ethics

	(i)	Code of Ethics of Registrant, dated September 20, 2021, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

	(ii)	Code of Ethics of Milliman Financial Risk Management LLC, effective January 14, 2020, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

(q)	Powers of Attorney

	(i)	Powers of Attorney, incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 Registration Statement on Form N-1A, as filed on September 21, 2021

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that, subject to certain exceptions described below, every person who is, or has been, a Trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each series of the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

To the extent required under the Investment Company Act of 1940, as amended (“1940 Act”), but only to such extent, no indemnification shall be provided under the Declaration to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or (ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither “Interested Persons” of the Trust, as defined under the 1940 Act, nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

This information is included in Form ADV filed with the SEC by Milliman Financial Risk Management LLC (Registration No. 801-73056) and is incorporated by reference herein.

Item 32. Principal Underwriters

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
4.	AdvisorShares Trust
5.	AFA Multi-Manager Credit Fund
6.	AGF Investments Trust
7.	AIM ETF Products Trust
8.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
9.	Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust
10.	Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust
11.	AlphaCentric Prime Meridian Income Fund
12.	American Century ETF Trust
13.	American Customer Satisfaction ETF, Series of ETF Series Solutions
14.	Amplify ETF Trust
15.	Applied Finance Core Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	ARK ETF Trust
19.	ASYMmetric ETFs Trust
20.	Bluestone Community Development Fund
21.	BondBloxx ETF Trust
22.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
23.	Bridgeway Funds, Inc.
24.	Brinker Capital Destinations Trust
25.	Brookfield Real Assets Income Fund Inc.
26.	Build Funds Trust
27.	Calamos Convertible and High Income Fund

28.	Calamos Convertible Opportunities and Income Fund
29.	Calamos Dynamic Convertible and Income Fund
30.	Calamos Global Dynamic Income Fund
31.	Calamos Global Total Return Fund
32.	Calamos Strategic Total Return Fund
33.	Carlyle Tactical Private Credit Fund
34.	Cboe Vest Bitcoin Managed Volatility Fund, Series of World Funds Trust
35.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
36.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
37.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
38.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
39.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
42.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
43.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
44.	Clifford Capital Partners Fund, Series of World Funds Trust
45.	Cliffwater Corporate Lending Fund
46.	Cliffwater Enhanced Lending Fund
47.	Cohen & Steers Infrastructure Fund, Inc.
48.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
49.	CornerCap Group of Funds
50.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
51.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
52.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
53.	Davis Fundamental ETF Trust
54.	Defiance Digital Revolution ETF, Series of ETF Series Solutions
55.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
56.	Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
57.	Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions
58.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
59.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
60.	Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
61.	Defiance Quantum ETF, Series of ETF Series Solutions
62.	Direxion Shares ETF Trust
63.	Dividend Performers ETF, Series of Listed Funds Trust
64.	Dodge & Cox Funds
65.	DoubleLine ETF Trust
66.	DoubleLine Opportunistic Credit Fund
67.	DoubleLine Yield Opportunities Fund
68.	Eaton Vance NextShares Trust
69.	Eaton Vance NextShares Trust II
70.	EIP Investment Trust
71.	Ellington Income Opportunities Fund
72.	Esoterica Thematic ETF Trust
73.	ETF Opportunities Trust
74.	Evanston Alternative Opportunities Fund
75.	Exchange Listed Funds Trust
76.	Fiera Capital Series Trust
77.	FlexShares Trust
78.	FOMO ETF, Series of Collaborative Investment Series Trust
79.	Forum Funds
80.	Forum Funds II
81.	Friess Brandywine Blue Fund, Series of Managed Portfolio Series
82.	Friess Brandywine Fund, Series of Managed Portfolio Series
83.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series

84.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
85.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
86.	Grizzle Growth ETF, Series of Listed Funds Trust
87.	Guinness Atkinson Funds
88.	Harbor ETF Trust
89.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
90.	IDX Funds
91.	Infusive US Trust
92.	Innovator ETFs Trust
93.	Ironwood Institutional Multi-Strategy Fund LLC
94.	Ironwood Multi-Strategy Fund LLC
95.	John Hancock Exchange-Traded Fund Trust
96.	Kelly Strategic ETF Trust
97.	LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
98.	LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
99.	LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
100.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
101.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
102.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
103.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
104.	Manor Investment Funds
105.	Merk Stagflation ETF, Series of Listed Funds Trust
106.	Milliman Variable Insurance Trust
107.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
108.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
109.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
110.	Morgan Creek - Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
111.	Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust
112.	Morningstar Funds Trust
113.	OSI ETF Trust
114.	OTG Latin American Fund, Series of World Funds Trust
115.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
121.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
122.	Palmer Square Opportunistic Income Fund
123.	Partners Group Private Income Opportunities, LLC
124.	PENN Capital Funds Trust
125.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
126.	Perkins Discovery Fund, Series of World Funds Trust
127.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
128.	Plan Investment Fund, Inc.
129.	PMC Funds, Series of Trust for Professional Managers
130.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
131.	Preferred-Plus ETF, Series of Listed Funds Trust
132.	Putnam ETF Trust
133.	Quaker Investment Trust
134.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
135.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
136.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
137.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
138.	REMS Real Estate Value-Opportunity Fund, Series of World Funds Trust
139.	Renaissance Capital Greenwich Funds

140.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
141.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
142.	Reynolds Funds, Inc.
143.	RiverNorth Volition America Patriot ETF, Series of Listed Funds Trust
144.	RMB Investors Trust
145.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
146.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
147.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
148.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
149.	Roundhill Cannabis ETF, Series of Listed Funds Trust
150.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
151.	Roundhill MEME ETF, Series of Listed Funds Trust
152.	Roundhill MVP ETF, Series of Listed Funds Trust
153.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
154.	Roundhill Streaming Services & Technology ETF, Series of Listed Funds Trust
155.	Rule One Fund, Series of World Funds Trust
156.	Salient MF Trust
157.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
158.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
159.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
160.	SHP ETF Trust
161.	Six Circles Trust
162.	Sound Shore Fund, Inc.
163.	Sparrow Funds
164.	Spear Alpha ETF, Series of Listed Funds Trust
165.	Strategy Shares
166.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
167.	Syntax ETF Trust
168.	The B.A.D. ETF, Series of Listed Funds Trust
169.	The Chartwell Funds
170.	The Community Development Fund
171.	The De-SPAC ETF, Series of Collaborative Investment Series Trust
172.	The Finite Solar Finance Fund
173.	The NextGen Trend and Defend ETF, Series of Collaborative Investment Series Trust
174.	The Private Shares Fund (f/k/a SharesPost 100 Fund)
175.	The Short De-SPAC ETF, Series of Collaborative Investment Series Trust
176.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
177.	Third Avenue Trust
178.	Third Avenue Variable Series Trust
179.	Tidal ETF Trust
180.	TIFF Investment Program
181.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
182.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
183.	Timothy Plan International ETF, Series of The Timothy Plan
184.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
185.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
186.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
187.	Total Fund Solutions
188.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
189.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

196.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
198.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
199.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
200.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
201.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
202.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
203.	Tuttle Capital Short Innovation ETF, Series of Collaborative Investment Series Trust
204.	U.S. Global Investors Funds
205.	Union Street Partners Value Fund, Series of World Funds Trust
206.	Variant Alternative Income Fund
207.	Variant Impact Fund
208.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
209.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
210.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
211.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
212.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
213.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
214.	VictoryShares Protect America ETF, Series of Victory Portfolios II
215.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
216.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
217.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
218.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
219.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
220.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
221.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
222.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
223.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
224.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
225.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
226.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
227.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
228.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
229.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
230.	Walthausen Funds
231.	West Loop Realty Fund, Series of Investment Managers Series Trust
232.	WisdomTree Trust
233.	WST Investment Trust
234.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Distributor	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

a)	Milliman Financial Risk Management LLC (“Milliman”), 71 S. Wacker Dr., 31st Floor, Chicago, IL 60606, for records relating to the Registrant and Milliman’s function as investment adviser.

b)	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, for records relating to its function as principal underwriter.
c)	U.S. Bank Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202, for records relating to its function as administrator, fund accountant and transfer agent.
d)	U.S. Bank, N.A., located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, for records relating to its function as custodian.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois, on the 28th day of July, 2022.

MILLIMAN VARIABLE INSURANCE TRUST
(Registrant)

By:	/s/ Adam Schenck
Adam Schenck, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Adam Schenck
Adam Schenck	President and Trustee	July 28, 2022

/s/ Arthur W. Jasion
Arthur W. Jasion	Treasurer and Principal Financial Officer	July 28, 2022

/s/ Eric Berg*
Eric Berg	Trustee	July 28, 2022

/s/ Nicholas Dalmaso*
Nicholas Dalmaso	Trustee	July 28, 2022

/s/ Daniel Ross Hayes*
Daniel Ross Hayes	Trustee	July 28, 2022

/s/ Colleen McKenna Tucker*
Colleen McKenna Tucker	Trustee	July 28, 2022

*By: /s/ Adam Schenck
Adam Schenck		July 28, 2022
Attorney-In-Fact

* Adam Schenck signs this Registration Statement pursuant to the powers of attorney, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed on September 21, 2021.

MILLIMAN VARIABLE INSURANCE TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION
None